UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/08 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (39.4%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,981,000	$1,871,070
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036		325,000	266,427
FRB Ser. 07-3, Class A3, 5.658s, 2049		168,000	109,679
Ser. 07-2, Class A2, 5.634s, 2049		513,000	395,731
Ser. 05-6, Class A2, 5.165s, 2047		1,131,000	958,246
Ser. 07-5, Class XW, Interest Only (IO), 0.44s, 2051		112,857,502	1,698,608
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	41,565
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	126,749
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.99s, 2036		2,853,464	1,341,128
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 3.195s, 2022		645,000	522,971
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 2.477s, 2037		3,839,108	247,622
Ser. 07-5A, IO, 1.55s, 2037		988,117	74,800
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		2,149,277	752,247
FRB Ser. 06-6, Class 2A1, 5.892s, 2036		1,038,172	491,956
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.186s, 2032		410,000	298,716
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.057s, 2050		62,584,313	328,167
Broadgate Financing PLC sec. FRB Ser. D, 7.078s, 2023
(United Kingdom)	GBP	368,125	161,062
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.198s, 2036		$1,397,701	660,352
IFB Ser. 07-6, Class 2A5, IO, 6.179s, 2037		1,723,475	116,335
FRB Ser. 06-AR7, Class 2A2A, 5.649s, 2036		239,973	107,988
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		36,616,612	125,331
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 1.295s, 2017		253,745	226,898
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO, 7.129s, 2034		1,739,428	72,159
Ser. 06-45T1, Class 2A2, 6s, 2037		884,509	392,899
Ser. 06-J8, Class A4, 6s, 2037		2,247,371	953,335
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,671,942	1,092,575
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.707s, 2035		45,205	22,602
Ser. 05-2, Class 2X, IO, 1.16s, 2035		2,580,461	35,280
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 4.549s, 2035		3,132,601	197,667
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039		814,000	584,694
Ser. 07-C5, Class A3, 5.694s, 2040		8,400,000	5,426,687
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 1.071s, 2017		251,000	164,380
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		966,000	193,200
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	28,320
FRB Ser. 05-TFLA, Class L, 3.045s, 2020		699,000	314,550
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.617s, 2031		2,851,532	55,994
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	143,246
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		915,958	366,383
European Loan Conduit 144A FRB Ser. 22A, Class D,
6.788s, 2014 (Ireland)	GBP	507,000	221,823
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 6.788s, 2014 (United Kingdom)	GBP	270,924	79,023
Fannie Mae
IFB Ser. 06-70, Class SM, 50.819s, 2036		$206,332	280,628
IFB Ser. 07-1, Class NR, 43.919s, 2037		911,177	1,031,088
IFB Ser. 06-62, Class PS, 37.073s, 2036		634,901	830,537
IFB Ser. 06-70, Class SJ, 36.773s, 2036		105,340	131,527
IFB Ser. 07-W7, Class 1A4, 36.353s, 2037		564,388	649,046
IFB Ser. 06-104, Class GS, 32.167s, 2036		320,083	391,135
IFB Ser. 06-60, Class TK, 26.715s, 2036		469,630	559,346
IFB Ser. 05-115, Class NQ, 23.17s, 2036		252,550	279,705
IFB Ser. 05-74, Class CP, 23.022s, 2035		441,697	472,236
IFB Ser. 06-8, Class WK, 22.839s, 2036		1,208,841	1,368,009
IFB Ser. 05-99, Class SA, 22.839s, 2035		516,244	589,141
IFB Ser. 06-60, Class CS, 22.362s, 2036		804,678	889,249
IFB Ser. 05-95, Class OP, 18.9s, 2035		325,941	319,912
IFB Ser. 05-74, Class CS, 18.724s, 2035		503,574	554,711
IFB Ser. 05-95, Class CP, 18.456s, 2035		75,682	75,574
IFB Ser. 05-114, Class SP, 18.284s, 2036		316,191	331,184
IFB Ser. 05-83, Class QP, 16.169s, 2034		180,995	188,696
Ser. 383, Class 90, IO, 8s, 2037		73,440	8,245
Ser. 386, Class 27, IO, 7 1/2s, 2037		75,108	7,653
Ser. 386, Class 28, IO, 7 1/2s, 2037		77,521	7,690
IFB Ser. 07-W6, Class 6A2, IO, 7.329s, 2037		928,320	81,228
IFB Ser. 06-90, Class SE, IO, 7.329s, 2036		2,201,596	212,031

IFB Ser. 04-51, Class XP, IO, 7.229s, 2034	2,084,787	154,486
IFB Ser. 03-66, Class SA, IO, 7.179s, 2033	870,738	71,212
IFB Ser. 08-7, Class SA, IO, 7.079s, 2038	4,407,292	451,531
Ser. 383, Class 86, IO, 7s, 2037	79,190	10,265
IFB Ser. 07-W6, Class 5A2, IO, 6.819s, 2037	1,428,849	111,593
IFB Ser. 07-W2, Class 3A2, IO, 6.809s, 2037	1,292,081	100,912
IFB Ser. 06-115, Class BI, IO, 6.789s, 2036	1,139,920	97,404
IFB Ser. 05-113, Class AI, IO, 6.759s, 2036	694,013	62,695
IFB Ser. 05-113, Class DI, IO, 6.759s, 2036	4,563,491	367,133
IFB Ser. 08-36, Class YI, IO, 6.729s, 2036	1,632,788	136,343
IFB Ser. 06-60, Class SI, IO, 6.679s, 2036	1,379,539	118,089
IFB Ser. 06-60, Class UI, IO, 6.679s, 2036	559,033	49,625
IFB Ser. 04-24, Class CS, IO, 6.679s, 2034	347,763	33,013
IFB Ser. 07-W7, Class 3A2, IO, 6.659s, 2037	1,604,722	177,723
IFB Ser. 06-60, Class DI, IO, 6.599s, 2035	1,639,374	128,035
IFB Ser. 03-130, Class BS, IO, 6.579s, 2033	2,215,533	171,571
IFB Ser. 03-34, Class WS, IO, 6.529s, 2029	2,113,685	152,800
IFB Ser. 08-10, Class LI, IO, 6.509s, 2038	2,128,548	176,882
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,207,426	102,631
Ser. 383, Class 60, IO, 6 1/2s, 2037	696,547	66,172
Ser. 383, Class 68, IO, 6 1/2s, 2037	87,605	9,061
Ser. 383, Class 72, IO, 6 1/2s, 2037	779,100	66,223
Ser. 383, Class 70, IO, 6 1/2s, 2037	408,102	34,689
Ser. 383, Class 101, IO, 6 1/2s, 2022	69,273	6,301
IFB Ser. 07-39, Class LI, IO, 6.299s, 2037	1,157,610	111,327
IFB Ser. 07-23, Class SI, IO, 6.299s, 2037	345,832	26,165
IFB Ser. 07-54, Class CI, IO, 6.289s, 2037	1,062,800	83,540
IFB Ser. 07-39, Class PI, IO, 6.289s, 2037	865,209	64,170
IFB Ser. 07-30, Class WI, IO, 6.289s, 2037	6,978,490	523,526
IFB Ser. 07-28, Class SE, IO, 6.279s, 2037	216,393	16,840
IFB Ser. 07-22, Class S, IO, 6.279s, 2037	15,413,920	1,242,362
IFB Ser. 06-128, Class SH, IO, 6.279s, 2037	950,308	73,092
IFB Ser. 06-56, Class SM, IO, 6.279s, 2036	1,210,849	94,588
IFB Ser. 05-90, Class SP, IO, 6.279s, 2035	601,154	50,094
IFB Ser. 05-12, Class SC, IO, 6.279s, 2035	759,016	75,142
IFB Ser. 07-W5, Class 2A2, IO, 6.269s, 2037	522,347	43,094
IFB Ser. 07-30, Class IE, IO, 6.269s, 2037	2,662,821	274,044
IFB Ser. 06-123, Class CI, IO, 6.269s, 2037	2,140,365	165,647
IFB Ser. 06-123, Class UI, IO, 6.269s, 2037	2,053,649	164,292
IFB Ser. 05-45, Class EW, IO, 6.249s, 2035	583,309	46,386
IFB Ser. 07-15, Class BI, IO, 6.229s, 2037	3,437,798	271,916
IFB Ser. 06-126, Class CS, IO, 6.229s, 2037	1,467,598	110,657
IFB Ser. 06-16, Class SM, IO, 6.229s, 2036	2,094,015	177,424
IFB Ser. 05-95, Class CI, IO, 6.229s, 2035	1,176,305	106,926
IFB Ser. 05-84, Class SG, IO, 6.229s, 2035	1,928,203	160,234
IFB Ser. 05-57, Class NI, IO, 6.229s, 2035	484,193	44,224
IFB Ser. 05-29, Class SX, IO, 6.229s, 2035	797,459	66,503
IFB Ser. 05-57, Class DI, IO, 6.229s, 2035	845,664	65,032
IFB Ser. 04-92, Class S, IO, 6.229s, 2034	2,827,501	220,828
IFB Ser. 06-104, Class EI, IO, 6.219s, 2036	1,084,975	109,803
IFB Ser. 05-83, Class QI, IO, 6.219s, 2035	319,343	31,259
IFB Ser. 06-128, Class GS, IO, 6.209s, 2037	1,191,096	91,463
IFB Ser. 06-114, Class IS, IO, 6.179s, 2036	1,058,628	79,712
IFB Ser. 06-116, Class ES, IO, 6.179s, 2036	174,680	13,584
IFB Ser. 04-92, Class SQ, IO, 6.179s, 2034	1,175,302	101,712
IFB Ser. 06-115, Class IE, IO, 6.169s, 2036	823,941	78,897
IFB Ser. 06-117, Class SA, IO, 6.169s, 2036	1,228,145	93,199
IFB Ser. 06-121, Class SD, IO, 6.169s, 2036	135,591	10,251
IFB Ser. 06-109, Class SG, IO, 6.159s, 2036	319,579	25,375
IFB Ser. 06-104, Class SY, IO, 6.149s, 2036	285,969	21,976
IFB Ser. 06-109, Class SH, IO, 6.149s, 2036	1,008,512	88,842
IFB Ser. 06-111, Class SA, IO, 6.149s, 2036	6,708,123	513,124
IFB Ser. 07-W6, Class 4A2, IO, 6.129s, 2037	5,912,213	454,649
IFB Ser. 06-128, Class SC, IO, 6.129s, 2037	1,263,385	96,269
IFB Ser. 06-43, Class SI, IO, 6.129s, 2036	2,183,391	167,571
IFB Ser. 06-8, Class JH, IO, 6.129s, 2036	4,075,160	318,759
IFB Ser. 05-122, Class SG, IO, 6.129s, 2035	964,316	95,650
IFB Ser. 05-95, Class OI, IO, 6.119s, 2035	181,393	21,431
IFB Ser. 06-92, Class LI, IO, 6.109s, 2036	1,216,599	91,144
IFB Ser. 06-99, Class AS, IO, 6.109s, 2036	338,857	26,905
IFB Ser. 06-98, Class SQ, IO, 6.099s, 2036	11,007,589	832,174
IFB Ser. 06-85, Class TS, IO, 6.089s, 2036	2,714,325	208,818
IFB Ser. 07-75, Class PI, IO, 6.069s, 2037	1,309,780	102,142
IFB Ser. 07-88, Class MI, IO, 6.049s, 2037	484,951	59,184
IFB Ser. 07-103, Class AI, IO, 6.029s, 2037	5,860,884	416,006
IFB Ser. 07-15, Class NI, IO, 6.029s, 2022	1,949,138	142,482
Ser. 08-76, Class JI, IO, 6s, 2038	1,346,470	124,548
Ser. 386, Class 11, IO, 6s, 2038	90,850	11,684
Ser. 383, Class 41, IO, 6s, 2038	1,181,549	100,432
Ser. 383, Class 42, IO, 6s, 2038	854,104	72,599
Ser. 383, Class 43, IO, 6s, 2038	771,579	65,584
Ser. 383, Class 44, IO, 6s, 2038	704,676	59,897
Ser. 383, Class 45, IO, 6s, 2038	543,315	46,182
Ser. 383, Class 46, IO, 6s, 2038	471,930	40,114
Ser. 383, Class 47, IO, 6s, 2038	417,974	35,528
Ser. 383, Class 48, IO, 6s, 2038	375,405	34,725
Ser. 386, Class 9, IO, 6s, 2038	675,498	57,417
Ser. 383, Class 28, IO, 6s, 2038	1,416,836	131,057
Ser. 383, Class 29, IO, 6s, 2038	1,274,069	117,851
Ser. 383, Class 30, IO, 6s, 2038	941,220	87,063
Ser. 383, Class 31, IO, 6s, 2038	829,506	76,729
Ser. 383, Class 32, IO, 6s, 2038	644,040	59,574
Ser. 383, Class 33, IO, 6s, 2038	551,005	50,968
Ser. 386, Class 7, IO, 6s, 2038	831,418	75,825
Ser. 386, Class 6, IO, 6s, 2037	398,071	33,358

Ser. 383, Class 39, IO, 6s, 2037	87,641	10,951
Ser. 383, Class 53, IO, 6s, 2037	83,704	8,396
Ser. 383, Class 100, IO, 6s, 2022	74,081	5,715
IFB Ser. 07-106, Class SM, IO, 5.989s, 2037	3,060,025	234,995
IFB Ser. 08-3, Class SC, IO, 5.979s, 2038	2,376,597	222,899
IFB Ser. 07-109, Class XI, IO, 5.979s, 2037	863,416	76,520
IFB Ser. 07-109, Class YI, IO, 5.979s, 2037	1,278,793	97,243
IFB Ser. 07-W8, Class 2A2, IO, 5.979s, 2037	2,164,288	150,790
IFB Ser. 07-88, Class JI, IO, 5.979s, 2037	1,528,191	114,411
IFB Ser. 06-79, Class SH, IO, 5.979s, 2036	1,914,355	200,178
IFB Ser. 07-54, Class KI, IO, 5.969s, 2037	655,024	46,224
IFB Ser. 07-30, Class JS, IO, 5.969s, 2037	2,351,257	183,633
IFB Ser. 07-30, Class LI, IO, 5.969s, 2037	2,298,555	195,492
IFB Ser. 07-W2, Class 1A2, IO, 5.959s, 2037	967,517	66,953
IFB Ser. 07-106, Class SN, IO, 5.939s, 2037	1,268,261	95,788
IFB Ser. 07-54, Class IA, IO, 5.939s, 2037	1,172,017	85,578
IFB Ser. 07-54, Class IB, IO, 5.939s, 2037	1,172,017	85,578
IFB Ser. 07-54, Class IC, IO, 5.939s, 2037	1,172,017	85,578
IFB Ser. 07-54, Class ID, IO, 5.939s, 2037	1,172,017	85,578
IFB Ser. 07-54, Class IE, IO, 5.939s, 2037	1,172,017	85,578
IFB Ser. 07-54, Class IF, IO, 5.939s, 2037	1,869,667	158,342
IFB Ser. 07-54, Class NI, IO, 5.939s, 2037	1,032,572	73,919
IFB Ser. 07-54, Class UI, IO, 5.939s, 2037	1,762,941	87,883
IFB Ser. 07-91, Class AS, IO, 5.929s, 2037	855,814	65,812
IFB Ser. 07-91, Class HS, IO, 5.929s, 2037	913,616	74,838
IFB Ser. 07-15, Class CI, IO, 5.909s, 2037	3,985,381	289,147
IFB Ser. 06-115, Class JI, IO, 5.909s, 2036	2,888,987	225,630
IFB Ser. 07-109, Class PI, IO, 5.879s, 2037	1,421,986	101,066
IFB Ser. 06-123, Class LI, IO, 5.849s, 2037	1,926,954	145,658
IFB Ser. 08-1, Class NI, IO, 5.779s, 2037	2,567,585	171,771
IFB Ser. 08-10, Class GI, IO, 5.759s, 2038	1,498,302	90,767
IFB Ser. 08-13, Class SA, IO, 5.749s, 2038	6,078,057	449,934
IFB Ser. 07-39, Class AI, IO, 5.649s, 2037	2,171,969	163,115
IFB Ser. 07-32, Class SD, IO, 5.639s, 2037	1,391,428	107,673
IFB Ser. 07-30, Class UI, IO, 5.629s, 2037	1,139,125	76,884
IFB Ser. 07-32, Class SC, IO, 5.629s, 2037	1,972,847	135,860
IFB Ser. 07-1, Class CI, IO, 5.629s, 2037	1,325,661	90,165
IFB Ser. 05-74, Class SE, IO, 5.629s, 2035	1,536,011	104,624
IFB Ser. 05-14, Class SE, IO, 5.579s, 2035	985,550	66,180
Ser. 383, Class 18, IO, 5 1/2s, 2038	749,100	71,164
Ser. 383, Class 19, IO, 5 1/2s, 2038	683,714	64,953
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,046,067	99,376
Ser. 383, Class 5, IO, 5 1/2s, 2037	664,393	63,117
Ser. 383, Class 6, IO, 5 1/2s, 2037	596,402	56,658
Ser. 383, Class 7, IO, 5 1/2s, 2037	588,543	55,912
Ser. 383, Class 20, IO, 5 1/2s, 2037	424,138	41,353
Ser. 383, Class 21, IO, 5 1/2s, 2037	400,534	39,052
IFB Ser. 08-1, Class BI, IO, 5.439s, 2038	3,975,321	253,407
IFB Ser. 07-75, Class ID, IO, 5.399s, 2037	1,350,086	89,693
Ser. 03-W17, Class 12, IO, 1.148s, 2033	1,977,993	52,597
Ser. 03-W10, Class 3A, IO, 0.661s, 2043	3,243,597	30,300
Ser. 03-W10, Class 1A, IO, 0.618s, 2043	2,749,012	21,173
Ser. 02-T18, IO, 0.513s, 2042	5,442,159	66,929
Ser. 06-56, Class XF, zero %, 2036	86,757	81,923
Ser. 99-51, Class N, Principal Only (PO), zero %, 2029	53,961	45,087
Ser. 07-15, Class IM, IO, zero %, 2009	1,127,179	847
Ser. 07-16, Class TS, IO, zero %, 2009	4,688,394	3,801
FRB Ser. 05-91, Class EF, zero %, 2035	80,346	76,238
FRB Ser. 06-54, Class CF, zero %, 2035	120,336	116,580
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.629s, 2043	670,650	87,185
Ser. T-57, Class 1AX, IO, 0.45s, 2043	1,810,808	16,552
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.314s, 2020	4,742,102	115,992
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.012s, 2039	320,500	317,295
Freddie Mac
IFB Ser. 3182, Class SP, 23.82s, 2032	402,933	436,385
IFB Ser. 3081, Class DC, 23.782s, 2035	430,030	492,611
IFB Ser. 3211, Class SI, IO, 22.641s, 2036	313,364	132,211
IFB Ser. 3114, Class GK, 21.62s, 2036	303,399	352,674
IFB Ser. 2979, Class AS, 19.892s, 2034	189,674	206,844
IFB Ser. 3149, Class SU, 16.376s, 2036	359,087	381,868
IFB Ser. 3012, Class FS, 13.888s, 2035	483,535	497,432
IFB Ser. 3184, Class SP, IO, 6.155s, 2033	1,639,757	132,666
IFB Ser. 239, IO, 6.005s, 2036	1,688,293	99,356
IFB Ser. 2882, Class LS, IO, 6.005s, 2034	742,226	60,748
IFB Ser. 3203, Class SH, IO, 5.945s, 2036	941,045	77,895
IFB Ser. 2594, Class SE, IO, 5.855s, 2030	332,222	19,669
IFB Ser. 2828, Class TI, IO, 5.855s, 2030	591,003	47,895
IFB Ser. 3397, Class GS, IO, 5.805s, 2037	794,273	67,604
IFB Ser. 3297, Class BI, IO, 5.565s, 2037	3,752,200	294,979
IFB Ser. 3287, Class SD, IO, 5.555s, 2037	1,273,025	99,104
IFB Ser. 3281, Class BI, IO, 5.555s, 2037	670,570	56,022
IFB Ser. 3281, Class CI, IO, 5.555s, 2037	732,332	60,019
IFB Ser. 3249, Class SI, IO, 5.555s, 2036	610,144	66,474
IFB Ser. 3028, Class ES, IO, 5.555s, 2035	1,972,105	166,978
IFB Ser. 3042, Class SP, IO, 5.555s, 2035	971,360	92,952
IFB Ser. 3045, Class DI, IO, 5.535s, 2035	7,303,692	536,062
IFB Ser. 3236, Class ES, IO, 5.505s, 2036	102,380	8,433
IFB Ser. 3136, Class NS, IO, 5.505s, 2036	775,165	61,226
IFB Ser. 2950, Class SM, IO, 5.505s, 2016	490,447	44,403
IFB Ser. 3256, Class S, IO, 5.495s, 2036	1,804,776	149,977
IFB Ser. 3031, Class BI, IO, 5.495s, 2035	632,974	58,459

IFB Ser. 3370, Class TS, IO, 5.475s, 2037	3,628,117	312,075
IFB Ser. 3244, Class SB, IO, 5.465s, 2036	957,307	80,973
IFB Ser. 3244, Class SG, IO, 5.465s, 2036	1,116,017	85,485
IFB Ser. 3236, Class IS, IO, 5.455s, 2036	1,859,923	139,494
IFB Ser. 3033, Class SG, IO, 5.455s, 2035	805,234	66,760
IFB Ser. 3114, Class TS, IO, 5.455s, 2030	3,666,914	292,891
IFB Ser. 3128, Class JI, IO, 5.435s, 2036	349,384	28,160
IFB Ser. 3240, Class S, IO, 5.425s, 2036	3,325,590	241,079
IFB Ser. 3229, Class BI, IO, 5.425s, 2036	109,694	8,201
IFB Ser. 3153, Class JI, IO, 5.425s, 2036	1,476,570	107,937
IFB Ser. 3065, Class DI, IO, 5.425s, 2035	489,800	43,625
IFB Ser. 3145, Class GI, IO, 5.405s, 2036	287,101	23,858
IFB Ser. 3218, Class AS, IO, 5.385s, 2036	1,068,783	76,683
IFB Ser. 3221, Class SI, IO, 5.385s, 2036	1,504,770	108,410
IFB Ser. 3153, Class UI, IO, 5 3/8s, 2036	1,035,717	96,948
IFB Ser. 3424, Class XI, IO, 5 3/8s, 2036	1,869,875	154,212
IFB Ser. 3202, Class PI, IO, 5.345s, 2036	4,182,141	306,497
IFB Ser. 3355, Class MI, IO, 5.305s, 2037	907,859	68,404
IFB Ser. 3201, Class SG, IO, 5.305s, 2036	1,918,405	175,841
IFB Ser. 3203, Class SE, IO, 5.305s, 2036	1,719,479	149,543
IFB Ser. 3238, Class LI, IO, 5.295s, 2036	950,180	75,387
IFB Ser. 3171, Class PS, IO, 5.29s, 2036	1,362,818	108,208
IFB Ser. 3152, Class SY, IO, 5.285s, 2036	3,081,170	279,431
IFB Ser. 3366, Class SA, IO, 5.255s, 2037	1,745,784	130,419
IFB Ser. 3284, Class BI, IO, 5.255s, 2037	1,105,428	85,223
IFB Ser. 3260, Class SA, IO, 5.255s, 2037	982,806	65,019
IFB Ser. 3199, Class S, IO, 5.255s, 2036	2,719,081	216,194
IFB Ser. 3284, Class LI, IO, 5.245s, 2037	3,132,439	221,689
IFB Ser. 3281, Class AI, IO, 5.235s, 2037	4,049,937	331,811
IFB Ser. 3311, Class EI, IO, 5.215s, 2037	1,169,846	88,005
IFB Ser. 3311, Class IA, IO, 5.215s, 2037	1,777,953	150,450
IFB Ser. 3311, Class IB, IO, 5.215s, 2037	1,777,953	150,450
IFB Ser. 3311, Class IC, IO, 5.215s, 2037	1,777,953	150,450
IFB Ser. 3311, Class ID, IO, 5.215s, 2037	1,777,953	150,450
IFB Ser. 3311, Class IE, IO, 5.215s, 2037	2,683,557	227,083
IFB Ser. 3311, Class PI, IO, 5.215s, 2037	1,260,672	95,428
IFB Ser. 3375, Class MS, IO, 5.205s, 2037	5,719,625	426,021
IFB Ser. 3240, Class GS, IO, 5.185s, 2036	2,008,348	160,628
IFB Ser. 3257, Class SI, IO, 5 1/8s, 2036	869,700	65,198
IFB Ser. 3225, Class JY, IO, 5.095s, 2036	3,800,108	259,251
IFB Ser. 3416, Class BI, IO, 5.055s, 2038	3,699,463	274,045
IFB Ser. 3339, Class TI, IO, 4.945s, 2037	2,070,841	161,029
IFB Ser. 3284, Class CI, IO, 4.925s, 2037	5,130,461	344,505
IFB Ser. 3016, Class SQ, IO, 4.915s, 2035	1,317,916	73,010
IFB Ser. 3397, Class SQ, IO, 4.775s, 2037	2,784,079	186,539
IFB Ser. 3226, Class YS, IO, 4.655s, 2036	3,252,603	68,978
IFB Ser. 3424, Class UI, IO, 4.565s, 2037	1,297,591	79,914
Ser. 3292, Class DO, PO, zero %, 2037	92,520	84,133
Ser. 3292, Class OA, PO, zero %, 2037	127,534	100,918
Ser. 3226, Class YI, IO, zero %, 2036	3,252,603	16,699
Ser. 3139, Class CO, PO, zero %, 2036	160,443	145,778
FRB Ser. 3345, Class TY, zero %, 2037	192,168	190,547
FRB Ser. 3326, Class XF, zero %, 2037	175,163	163,198
FRB Ser. 3273, Class HF, zero %, 2037	75,385	72,584
FRB Ser. 3235, Class TP, zero %, 2036	55,261	52,702
FRB Ser. 3283, Class KF, zero %, 2036	64,719	64,651
FRB Ser. 3226, Class YW, zero %, 2036	303,098	285,918
FRB Ser. 3332, Class UA, zero %, 2036	65,625	65,802
FRB Ser. 3251, Class TC, zero %, 2036	764,411	702,632
FRB Ser. 3130, Class JF, zero %, 2036	289,635	267,502
FRB Ser. 3326, Class WF, zero %, 2035	167,685	148,097
FRB Ser. 3030, Class EF, zero %, 2035	87,713	78,916
FRB Ser. 3412, Class UF, zero %, 2035	425,275	387,704
FRB Ser. 2980, Class TY, zero %, 2035	55,940	52,460
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 00-1, Class F, 7.513s, 2033	170,000	120,987
Ser. 00-1, Class G, 6.131s, 2033	596,000	119,200
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	529,968	158,990
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 37.155s, 2037	110,494	137,293
IFB Ser. 07-51, Class SP, 36.435s, 2037	84,920	104,190
IFB Ser. 05-66, Class SP, 17.367s, 2035	418,938	434,096
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	551,426	51,007
IFB Ser. 08-29, Class SA, IO, 7.273s, 2038	6,517,342	486,076
IFB Ser. 07-2, Class SA, IO, 6.873s, 2037	163,421	11,827
IFB Ser. 06-69, Class SI, IO, 6.873s, 2036	1,090,315	80,824
IFB Ser. 06-61, Class SM, IO, 6.873s, 2036	2,155,926	159,467
IFB Ser. 06-62, Class SI, IO, 6.873s, 2036	1,217,731	84,507
IFB Ser. 07-1, Class SL, IO, 6.853s, 2037	585,789	42,607
IFB Ser. 07-1, Class SM, IO, 6.843s, 2037	585,789	42,532
IFB Ser. 06-62, Class SA, IO, 6.833s, 2036	1,502,392	108,474
IFB Ser. 06-64, Class SB, IO, 6.833s, 2036	1,511,758	114,604
IFB Ser. 05-68, Class PU, IO, 6.793s, 2032	942,858	92,768
IFB Ser. 08-42, Class AI, IO, 6.65s, 2038	7,787,174	719,971
IFB Ser. 07-49, Class NY, IO, 6.593s, 2035	3,867,779	273,131
IFB Ser. 07-26, Class SG, IO, 6.343s, 2037	1,846,982	113,497
IFB Ser. 07-9, Class BI, IO, 6.313s, 2037	3,366,288	214,736
IFB Ser. 07-31, Class CI, IO, 6.303s, 2037	949,796	65,255
IFB Ser. 07-25, Class SA, IO, 6.293s, 2037	1,237,337	80,051
IFB Ser. 07-25, Class SB, IO, 6.293s, 2037	2,495,927	157,842
IFB Ser. 07-22, Class S, IO, 6.293s, 2037	1,048,404	81,058
IFB Ser. 07-11, Class SA, IO, 6.293s, 2037	859,701	62,976
IFB Ser. 07-14, Class SB, IO, 6.293s, 2037	815,588	50,948
IFB Ser. 06-69, Class SA, IO, 6.293s, 2036	2,083,912	148,737

IFB Ser. 05-84, Class AS, IO, 6.293s, 2035	3,017,195	246,797
IFB Ser. 07-40, Class SB, IO, 6.243s, 2037	2,108,505	134,154
IFB Ser. 07-40, Class SC, IO, 6.243s, 2037	133,628	8,502
IFB Ser. 07-40, Class SD, IO, 6.243s, 2037	133,628	8,502
IFB Ser. 07-40, Class SE, IO, 6.243s, 2037	133,628	8,502
IFB Ser. 07-42, Class SC, IO, 6.243s, 2037	260,266	16,061
IFB Ser. 07-51, Class SJ, IO, 6.243s, 2037	1,095,509	83,730
IFB Ser. 07-53, Class SY, IO, 6.228s, 2037	1,920,877	148,296
IFB Ser. 07-58, Class PS, IO, 6.193s, 2037	964,633	71,977
IFB Ser. 07-41, Class SM, IO, 6.193s, 2037	381,313	25,014
IFB Ser. 07-41, Class SN, IO, 6.193s, 2037	388,535	25,488
IFB Ser. 04-88, Class S, IO, 6.193s, 2032	1,594,108	101,414
IFB Ser. 07-40, Class SG, IO, 6.173s, 2037	297,565	18,157
IFB Ser. 07-59, Class PS, IO, 6.163s, 2037	860,460	61,677
IFB Ser. 07-59, Class SP, IO, 6.163s, 2037	189,019	13,762
IFB Ser. 04-59, Class SC, IO, 6.16s, 2034	668,080	57,564
IFB Ser. 04-26, Class IS, IO, 6.16s, 2034	692,461	55,116
IFB Ser. 06-38, Class SG, IO, 6.143s, 2033	3,771,753	202,091
IFB Ser. 07-45, Class QA, IO, 6.133s, 2037	260,497	15,135
IFB Ser. 07-53, Class SG, IO, 6.093s, 2037	609,110	39,892
IFB Ser. 07-45, Class QB, IO, 6.093s, 2037	260,497	14,979
IFB Ser. 07-51, Class SG, IO, 6.073s, 2037	5,476,637	361,352
IFB Ser. 07-47, Class SA, IO, 6.06s, 2036	1,115,514	102,759
IFB Ser. 08-3, Class SA, IO, 6.043s, 2038	2,223,760	125,242
IFB Ser. 07-79, Class SY, IO, 6.043s, 2037	3,725,424	235,074
IFB Ser. 07-64, Class AI, IO, 6.043s, 2037	1,972,677	114,652
IFB Ser. 07-53, Class ES, IO, 6.043s, 2037	871,247	51,670
IFB Ser. 08-2, Class SB, IO, 6.013s, 2038	5,521,475	324,591
IFB Ser. 07-10, Class SB, IO, 6.013s, 2037	5,990,883	344,356
IFB Ser. 08-4, Class SA, IO, 6.009s, 2038	10,906,899	637,574
IFB Ser. 07-9, Class DI, IO, 6.003s, 2037	1,696,840	109,550
IFB Ser. 07-57, Class QA, IO, 5.993s, 2037	2,214,568	113,497
IFB Ser. 07-58, Class SA, IO, 5.993s, 2037	1,461,000	86,094
IFB Ser. 07-58, Class SC, IO, 5.993s, 2037	1,585,062	86,687
IFB Ser. 07-59, Class SA, IO, 5.993s, 2037	6,681,250	373,215
IFB Ser. 07-61, Class SA, IO, 5.993s, 2037	1,145,206	59,070
IFB Ser. 07-53, Class SC, IO, 5.993s, 2037	952,747	53,125
IFB Ser. 07-59, Class SC, IO, 5.993s, 2037	358,911	21,696
IFB Ser. 07-53, Class SE, IO, 5.993s, 2037	217,539	13,973
IFB Ser. 06-26, Class S, IO, 5.993s, 2036	5,195,039	334,031
IFB Ser. 08-15, Class CI, IO, 5.983s, 2038	8,936,424	521,244
IFB Ser. 07-58, Class SD, IO, 5.983s, 2037	1,485,062	80,179
IFB Ser. 08-9, Class SK, IO, 5.973s, 2038	3,045,327	173,766
IFB Ser. 08-6, Class SC, IO, 5.968s, 2038	8,998,117	524,275
IFB Ser. 07-59, Class SD, IO, 5.963s, 2037	294,737	17,054
IFB Ser. 06-49, Class SA, IO, 5.953s, 2036	2,485,709	138,752
IFB Ser. 07-35, Class NY, IO, 5.86s, 2035	1,946,536	178,824
IFB Ser. 05-65, Class SI, IO, 5.843s, 2035	1,364,460	83,914
IFB Ser. 06-7, Class SB, IO, 5.813s, 2036	310,974	18,701
IFB Ser. 06-16, Class SX, IO, 5.783s, 2036	1,820,010	106,380
IFB Ser. 07-26, Class SD, IO, 5.76s, 2037	1,873,752	113,549
IFB Ser. 07-17, Class IB, IO, 5.743s, 2037	788,338	60,158
IFB Ser. 06-14, Class S, IO, 5.743s, 2036	1,293,801	74,636
IFB Ser. 05-57, Class PS, IO, 5.743s, 2035	1,393,432	140,961
IFB Ser. 06-11, Class ST, IO, 5.733s, 2036	815,391	46,730
IFB Ser. 07-27, Class SD, IO, 5.693s, 2037	900,097	73,847
IFB Ser. 07-19, Class SJ, IO, 5.693s, 2037	1,580,424	89,164
IFB Ser. 07-23, Class ST, IO, 5.693s, 2037	1,755,714	96,081
IFB Ser. 07-9, Class CI, IO, 5.693s, 2037	2,202,292	113,638
IFB Ser. 07-7, Class EI, IO, 5.693s, 2037	993,533	56,061
IFB Ser. 07-7, Class JI, IO, 5.693s, 2037	2,320,564	121,830
IFB Ser. 07-1, Class S, IO, 5.693s, 2037	2,056,247	116,392
IFB Ser. 07-3, Class SA, IO, 5.693s, 2037	1,965,967	110,932
IFB Ser. 05-17, Class S, IO, 5.673s, 2035	933,381	55,975
IFB Ser. 07-48, Class SB, IO, 5.61s, 2037	1,254,274	78,536
IFB Ser. 05-3, Class SN, IO, 5.593s, 2035	4,323,333	314,455
IFB Ser. 07-74, Class SI, IO, 5.53s, 2037	982,508	50,904
IFB Ser. 07-17, Class AI, IO, 5.51s, 2037	4,203,185	318,131
IFB Ser. 04-41, Class SG, IO, 5.493s, 2034	2,452,124	135,940
IFB Ser. 07-78, Class SA, IO, 5.49s, 2037	6,315,252	418,404
IFB Ser. 08-2, Class SM, IO, 5.46s, 2038	2,389,491	156,564
IFB Ser. 07-9, Class AI, IO, 5.46s, 2037	2,151,518	140,096
IFB Ser. 08-40, Class SA, IO, 5.36s, 2038	9,968,366	700,278
IFB Ser. 05-71, Class SA, IO, 5.32s, 2035	3,480,159	251,045
IFB Ser. 07-25, Class KS, IO, 5.16s, 2037	2,024,022	162,610
IFB Ser. 07-21, Class S, IO, 5.16s, 2037	74,654	4,404
IFB Ser. 07-31, Class AI, IO, 5.14s, 2037	1,107,879	82,144
IFB Ser. 07-62, Class S, IO, 5.11s, 2037	1,093,158	63,425
IFB Ser. 07-43, Class SC, IO, 5.06s, 2037	1,429,581	86,377
FRB Ser. 07-71, Class TA, zero %, 2037	247,012	237,382
FRB Ser. 07-71, Class UC, zero %, 2037	63,871	64,773
FRB Ser. 07-61, Class YC, zero %, 2037	455,456	433,371
FRB Ser. 07-33, Class TB, zero %, 2037	434,522	415,020
FRB Ser. 07-6, Class TD, zero %, 2037	427,807	410,878
FRB Ser. 98-2, Class EA, PO, zero %, 2028	53,875	44,530
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.799s, 2045	334,000	223,574
Ser. 06-GG6, Class A2, 5.506s, 2038	643,000	563,780
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	81,016	1,620
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.129s, 2037	3,482,624	1,567,181
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.581s, 2037	329,210	222,590
IndyMac Indx Mortgage Loan Trust

FRB Ser. 06-AR25, Class 5A1, 6.281s, 2036		769,635	356,914
FRB Ser. 07-AR15, Class 1A1, 6.161s, 2037		978,092	420,580
FRB Ser. 07-AR9, Class 2A1, 5.921s, 2037		995,537	447,992
FRB Ser. 05-AR31, Class 3A1, 5.601s, 2036		2,767,432	1,466,739
FRB Ser. 07-AR11, Class 1A1, 5.584s, 2037		1,250,854	575,393
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.939s, 2036		691,661	331,997
FRB Ser. 06-A6, Class 1A1, 0.631s, 2036		1,197,706	520,358
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051		617,000	267,641
FRB Ser. 07-LD12, Class A3, 5.99s, 2051		2,365,000	1,566,305
Ser. 07-CB20, Class A3, 5.863s, 2051		834,000	545,646
FRB Ser. 07-LD11, Class A3, 5.819s, 2049		417,000	248,522
Ser. 07-CB20, Class A4, 5.794s, 2051		191,000	135,730
Ser. 08-C2, Class X, IO, 0.483s, 2051		30,094,328	394,236
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.074s, 2051		63,629,924	534,491
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031		253,101	114,805
LB-UBS Commercial Mortgage Trust Ser. 07-C7, Class XW,
IO, 0.373s, 2045		61,447,849	868,209
LB-UBS Commercial Mortgage Trust 144A Ser. 07-C7,
Class XCL, IO, 0.092s, 2045		25,940,006	207,907
Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 37.253s, 2037		721,987	768,917
IFB Ser. 07-5, Class 8A2, IO, 7.249s, 2036		1,236,840	100,801
IFB Ser. 07-4, Class 3A2, IO, 6.729s, 2037		1,025,428	80,394
IFB Ser. 06-5, Class 2A2, IO, 6.679s, 2036		1,779,502	131,238
IFB Ser. 07-2, Class 2A13, IO, 6.219s, 2037		1,998,238	148,619
IFB Ser. 06-9, Class 2A2, IO, 6.149s, 2037		2,308,821	174,645
IFB Ser. 06-7, Class 2A4, IO, 6.079s, 2036		3,942,203	280,783
IFB Ser. 06-7, Class 2A5, IO, 6.079s, 2036		3,705,212	263,894
IFB Ser. 06-6, Class 1A2, IO, 6.029s, 2036		1,521,415	106,499
IFB Ser. 06-6, Class 1A3, IO, 6.029s, 2036		2,246,591	157,261
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		594,000	59,400
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		212,000	19,080
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		96,000	7,680
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		614,745	330,618
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.124s, 2049		56,530,361	406,330
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.271s, 2028		1,223,822	42,919
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.829s, 2050		222,000	144,111
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		402,000	261,675
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.506s, 2017		2,499,883	366,983
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.795s, 2037		974,412	128,489
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		1,252,000	701,986
FRB Ser. 08-T29, Class A3, 6.28s, 2043		712,000	594,022
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049		247,000	118,258
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		1,730,000	138,400
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.807s, 2035		1,089,227	588,183
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.094s, 2030		327,112	196,267
Ser. 97-MC2, Class X, IO, 1.73s, 2012		2,870	1
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.833s, 2033 (United Kingdom)		170,000	151,130
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	35,410
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 6.219s, 2037		4,570,364	308,500
Ser. 07-A5, Class 2A3, 6s, 2037		877,556	482,656
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.151s, 2038 (United Kingdom)	GBP	103,440	15,086
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		$303,000	215,104
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		162,000	89,100
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		193,000	98,430
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		174,000	85,260
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		167,000	68,470
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.691s, 2036		936,582	465,833
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.779s, 2037		3,417,043	230,650
Ser. 07-4, Class 1A4, IO, 1s, 2037		3,729,030	126,180
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 4.386s, 2037		4,605,315	276,319
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	226,682	245,465
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	444,023	290,646
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	239,524	209,593
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		$5,030,000	3,759,631
Ser. 07-C34, IO, 0.356s, 2046		16,922,063	264,492
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 4.495s, 2018		477,000	286,200

Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035		9,439,637	103,251

Total collateralized mortgage obligations (cost $130,426,817)			$107,304,650

CORPORATE BONDS AND NOTES (22.5%)(a)
		Principal amount	Value

Basic materials (1.4%)
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.399s, 2012		$270,000	$87,750
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013		142,000	142,355
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		145,000	123,250
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		841,000	691,723
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		422,000	362,920
Georgia-Pacific Corp. debs. 9 1/2s, 2011		49,000	46,305
Georgia-Pacific Corp. notes 8 1/8s, 2011		55,000	51,700
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		358,000	361,580
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		64,000	18,240
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		921,000	492,735
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		262,000	111,350
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		224,000	179,200
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		136,000	111,520
NewPage Corp. company guaranty 10s, 2012		376,000	165,440
NewPage Holding Corp. sr. unsec. unsub. notes FRN
10.265s, 2013 (PIK)		82,893	12,434
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		15,000	6,600
Novelis, Inc. company guaranty 7 1/4s, 2015		113,000	65,540
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	200,000	189,842
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		$830,000	572,700
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		164,000	113,570
Stone Container Corp. sr. notes 8 3/8s, 2012		240,000	39,600
			3,946,354

Capital goods (1.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		104,000	93,600
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 9.503s, 2015		535,000	369,150
Bombardier, Inc. 144A sr. unsec. notes FRN 7.37s, 2013
(Canada)	EUR	100,000	98,805
Bombardier, Inc. 144A unsec. notes 6 3/4s, 2012
(Canada)		$1,625,000	1,442,188
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		516,000	510,840
General Cable Corp. company guaranty sr. unsec. notes
FRN 6.258s, 2015		190,000	88,825
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		227,000	61,290
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		67,000	50,920
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		607,000	550,853
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		574,000	516,600
Ryerson Tull, Inc. 144A sec. notes 12 1/4s, 2015		409,000	252,558
			4,035,629

Communication services (2.1%)
American Tower Corp. 144A sr. notes 7s, 2017		390,000	347,100
CCH I Holdings, LLC company guaranty 12 1/8s, 2015		8,000	640
CCH II, LLC sr. unsec. notes 10 1/4s, 2010		59,000	27,140
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010		772,000	339,680
Cincinnati Bell, Inc. company guaranty 7s, 2015		578,000	442,170
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		435,000	391,500
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		354,000	323,910
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		543,000	496,845
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		245,000	159,250
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		170,000	144,500
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)		768,000	680,640
iPCS, Inc. company guaranty sr. sec. notes FRN 5.318s,
2013		140,000	99,400
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	80,550
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		150,000	89,250
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	252,395
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	62,250

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	1,501,000	1,388,425
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	383,000	344,700
West Corp. company guaranty 9 1/2s, 2014	129,000	70,950
		5,741,295

Consumer cyclicals (4.8%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	545,000	305,200
AMC Entertainment, Inc. company guaranty 11s, 2016	251,000	175,386
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	205,000	126,075
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	285,000	82,650
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	160,000	19,200
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	134,000	84,420
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	337,021	148,289
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	235,000	136,300
Cinemark, Inc. sr. unsec. disc. notes stepped-coupon
zero % (9 3/4s, 3/15/09), 2014 (STP)	28,000	22,645
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010	556,000	322,480
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	58,000	6,960
D.R. Horton, Inc. company guaranty 8s, 2009	183,000	181,628
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	253,000	251,735
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	612,000
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	938,000	865,305
DirecTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	117,000	113,490
Echostar DBS Corp. company guaranty 6 5/8s, 2014	1,369,000	1,143,115
FelCor Lodging LP company guaranty 8 1/2s, 2011 (R)	515,000	381,100
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	621,000	468,855
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	444,000	364,080
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	195,000	171,253
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	460,000	386,814
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014	60,000	42,300
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	725,000	614,438
Jostens IH Corp. company guaranty 7 5/8s, 2012	600,000	492,000
K. Hovnanian Enterprises, Inc. company guaranty sr.
sec. notes 11 1/2s, 2013	187,000	142,120
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	165,000	119,213
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	285,000	193,800
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	651,000	481,740
Liberty Media, LLC sr. notes 5.7s, 2013	138,000	90,470
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	169,000	164,879
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	390,000	153,075
Meritage Homes Corp. company guaranty 6 1/4s, 2015	140,000	70,000
Meritage Homes Corp. sr. notes 7s, 2014	45,000	25,650
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	468,000	393,120
MGM Mirage, Inc. company guaranty 6s, 2009	1,009,000	963,595
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	186,000	148,800
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	360,000	130,500
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)	104,000	22,360
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	460,000	347,300
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	320,000	185,600
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	337,000	256,120
Pulte Homes, Inc. company guaranty 7 7/8s, 2011	730,000	631,450
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	75,000	50,625
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	75,000	44,250
Station Casinos, Inc. sr. notes 6s, 2012	318,000	63,600
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	375,000	172,500
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	115,000	78,200
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	255,000	58,650
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	625,000	575,000
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default)	220,000	29,150
Vertis, Inc. company guaranty sr. notes zero %, 2014
(F)(PIK)	217,715	17,417
Young Broadcasting, Inc. company guaranty 10s, 2011	239,000	2,390
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	83,000	830
		13,130,122

Consumer staples (0.7%)
Archibald Candy Corp. company guaranty 10s, 2009 (In
default) (F)(NON)	90,153	1,392
Dean Foods Co. company guaranty 7s, 2016	134,000	113,900
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	560,000	543,200

Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		321,000	295,320
Rite Aid Corp. company guaranty 9 1/2s, 2017		277,000	96,258
Rite Aid Corp. sec. notes 7 1/2s, 2017		315,000	204,750
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011		300,000	296,982
United Rentals NA, Inc. company guaranty 6 1/2s, 2012		355,000	280,450
			1,832,252

Energy (2.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013		1,347,000	1,171,890
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		320,000	64,000
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,031,000	886,660
Chesapeake Energy Corp. sr. notes 7s, 2014		279,000	231,570
Complete Production Services, Inc. company guaranty
8s, 2016		515,000	324,450
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		510,000	392,700
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		210,000	84,000
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		315,000	223,650
Forest Oil Corp. sr. notes 8s, 2011		540,000	492,750
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)		176,000	125,085
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)		166,000	131,328
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		584,000	420,480
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		390,000	206,700
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		517,000	336,050
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		180,000	118,800
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)		420,000	262,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		348,000	285,360
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		295,000	212,400
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		273,927	280,498
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014		355,000	310,070
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		169,000	136,890
PetroHawk Energy Corp. 144A sr. unsec. unsub. notes
7 7/8s, 2015		140,000	103,600
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		215,000	134,375
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		355,000	225,425
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		70,000	52,850
Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	54,800
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		451,000	419,430
SandRidge Energy, Inc. sr. notes 8s, 2018		310,000	172,050
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		150,000	138,188
			7,998,549

Financials (4.1%)
Banco Do Brasil 144A sr. unsec. 4.157s, 2017 (Cayman
Islands)	BRL	536,000	177,057
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 3.949s, 2012 (Cayman Islands)		$1,174,063	999,411
GMAC, LLC 144A sr. unsec. unsub. notes 7 3/4s, 2010		90,000	80,270
GMAC, LLC 144A sr. unsec. unsub. notes 7s, 2012		40,000	31,600
GMAC, LLC 144A sr. unsec. unsub. notes 6 7/8s, 2012		637,000	483,021
GMAC, LLC 144A sr. unsec. unsub. notes 6 7/8s, 2011		85,000	68,819
GMAC, LLC 144A sr. unsec. unsub. notes 6 5/8s, 2012		810,000	623,700
GMAC, LLC 144A sr. unsec. unsub. notes FRN 4.403s, 2014		64,000	35,840
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	41,919
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		65,000	39,731
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)		100,000	90,750
JPMorgan Chase & Co. 144A sr. unsec. FRN 6.46s, 2017		1,000,000	629,600
JPMorgan Chase & Co. 144A sr. unsec. notes FRN 0.227s,
2011	RUB	22,000,000	507,760
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.159s,
2012	INR	19,000,000	345,206
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		$795,000	708,544
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		100,000	80,250
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	187,110
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.735s,
2011		365,000	323,235
Morgan Stanley sr. unsec. bonds 4.302s, 2017	BRL	1,850,000	492,063
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		$675,000	384,750
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Luxembourg)		250,000	145,708
UBS Luxembourg SA for Sberbank sec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		1,400,000	1,006,138
USI Holdings Corp. 144A sr. unsec. notes FRN 6.024s,
2014		60,000	24,375
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		1,925,000	1,597,750

VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		2,025,000	1,395,428
VTB Capital SA (Vneshtorgbank) loan participation sec.
notes 6.315s (7.815s, 2/4/10), 2015 (Luxembourg) (STP)		1,090,000	657,335
			11,157,370

Government (0.1%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		152,250	153,191
			153,191

Health care (2.1%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		665,000	611,800
DaVita, Inc. company guaranty 6 5/8s, 2013		153,000	145,350
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		205,000	121,975
HCA, Inc. sr. sec. notes 9 1/4s, 2016		645,000	591,788
HCA, Inc. sr. sec. notes 9 1/8s, 2014		282,000	261,555
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		212,000	129,320
HCA, Inc. sr. unsec. notes 5 3/4s, 2014		260,000	157,300
Omnicare, Inc. company guaranty 6 3/4s, 2013		195,000	165,750
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		545,000	457,800
Select Medical Corp. company guaranty 7 5/8s, 2015		547,000	289,910
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	555,670
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		300,000	156,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		110,000	67,100
Tenet Healthcare Corp. sr. unsec. notes 7 3/8s, 2013		390,000	277,875
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		571,000	441,098
US Oncology, Inc. company guaranty 9s, 2012		485,000	441,350
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		491,000	409,985
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	271,450
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		173,000	131,480
			5,684,556

Technology (1.1%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		334,000	146,960
Ceridian Corp. 144A sr. unsec. notes 11 1/2s, 2015		275,000	146,094
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		155,000	104,625
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		552,000	242,880
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		384,000	157,440
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		383,000	88,090
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		700,000	658,000
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		470,000	377,175
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		13,000	1,365
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)		215,000	56,975
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 9.003s, 2011 (Canada)		235,000	58,750
Nortel Networks, Ltd. 144A sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)		420,000	111,300
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013		239,000	102,770
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		372,000	145,080
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		340,000	294,100
Travelport LLC company guaranty 9 7/8s, 2014		166,000	62,250
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		219,000	61,320
Xerox Corp. sr. notes 9 3/4s, 2009	EUR	140,000	194,750
			3,009,924

Utilities and power (1.7%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		130,000	106,600
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		235,000	224,425
CMS Energy Corp. sr. notes 7 3/4s, 2010		180,000	177,233
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		151,000	134,390
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		172,000	157,380
Edison Mission Energy sr. unsec. notes 7.2s, 2019		275,000	225,500
Edison Mission Energy sr. unsec. notes 7s, 2017		195,000	169,650
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	358,800
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		115,000	94,300
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,589,000	1,338,733
NRG Energy, Inc. sr. notes 7 3/8s, 2016		235,000	218,550
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		655,000	655,000
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		224,000	179,200
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011		185,000	173,448
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7s, 2012		280,000	256,285
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015		32,000	26,230
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		18,000	17,631

Williams Partners LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	145,000	114,550
		4,627,905

Total corporate bonds and notes (cost $83,179,623)		$61,317,147

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.4%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.8%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, TBA, January 1, 2039	$2,000,000	$2,080,938
		2,080,938

U.S. Government Agency Mortgage Obligations (20.6%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, January 1, 2039	2,000,000	2,078,438
6s, TBA, January 1, 2024	3,000,000	3,115,781
5 1/2s, TBA, January 1, 2039	2,000,000	2,051,875
5 1/2s, TBA, January 1, 2024	1,000,000	1,030,234
5s, TBA, January 1, 2039	40,000,000	40,875,000
4 1/2s, TBA, February 1, 2039	3,000,000	3,030,000
4 1/2s, TBA, January 1, 2039	4,000,000	4,058,750
		56,240,078

Total U.S. government and agency mortgage obligations (cost $57,896,954)		$58,321,016

ASSET-BACKED SECURITIES (13.4%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.161s, 2035	118,091	$20,075
FRB Ser. 05-4, Class A2C, 0.681s, 2035	34,000	27,880
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.621s, 2036	107,000	52,430
FRB Ser. 06-HE3, Class A2C, 0.621s, 2036	115,000	40,112
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.221s, 2033	211,304	12,678
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	383,000	145,540
Ser. 04-1A, Class E, 6.42s, 2039	361,000	108,300
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.741s, 2033	24,453	489
FRB Ser. 06-W4, Class A2C, 0.631s, 2036	204,000	89,760
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.471s, 2033	208,067	95,711
FRB Ser. 05-WMC1, Class M1, 0.911s, 2035	31,000	18,910
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.661s, 2036	37,031	22,367
FRB Ser. 06-HE4, Class A5, 0.631s, 2036	139,095	80,675
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 1.208s, 2033	246,768	61,692
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 3.721s, 2034	210,745	123,265
FRB Ser. 06-PC1, Class M9, 2.221s, 2035	185,000	1,850
FRB Ser. 05-HE1, Class M3, 1.401s, 2035	223,000	11,150
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 2.721s, 2036	111,434	271
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	488,020	202,233
Ser. 00-A, Class A2, 7.575s, 2030	1,297,676	529,746
Ser. 99-B, Class A4, 7.3s, 2016	641,890	243,434
Ser. 99-B, Class A3, 7.18s, 2015	1,080,239	417,359
FRB Ser. 00-A, Class A1, 1.355s, 2030	140,377	23,565
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013	500,000	377,637
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.891s, 2035	47,073	31,261
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	1,350,928	768,933
Ser. 00-4, Class A6, 8.31s, 2032	3,216,845	1,640,591
Ser. 00-5, Class A7, 8.2s, 2032	476,000	252,280
Ser. 00-1, Class A5, 8.06s, 2031	916,526	467,429
Ser. 00-4, Class A5, 7.97s, 2032	182,450	93,050
Ser. 00-5, Class A6, 7.96s, 2032	640,007	352,004
Ser. 02-1, Class M1F, 7.954s, 2033	44,000	22,222
Ser. 01-3, Class M2, 7.44s, 2033	51,882	2,647
Ser. 01-4, Class A4, 7.36s, 2033	192,369	116,383
Ser. 00-6, Class A5, 7.27s, 2031	71,332	43,512
Ser. 01-1, Class A5, 6.99s, 2032	4,187,002	2,606,408
Ser. 01-3, Class A4, 6.91s, 2033	2,744,575	1,772,543
Ser. 02-1, Class A, 6.681s, 2033	790,779	635,603
FRB Ser. 02-1, Class M1A, 3.95s, 2033	2,249,000	680,634
FRB Ser. 01-4, Class M1, 3.65s, 2033	295,000	50,178
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.991s, 2035	47,000	28,670
FRB Ser. 05-14, Class 3A2, 0.711s, 2036	24,756	20,424
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	431,000	150,850
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	277,000	178,587
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.141s, 2035	92,000	4,600
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.621s, 2036	173,000	69,477

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036		244,000	146,400
FRB Ser. 06-2, Class 2A3, 0.641s, 2036		353,000	197,680
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		687,000	668,342
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	688,016	455,846
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	1,430,000	1,786,942
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$861,059	680,237
Ser. 94-4, Class B2, 8.6s, 2019		353,601	208,625
Ser. 93-1, Class B, 8.45s, 2018		350,606	261,026
Ser. 99-5, Class A5, 7.86s, 2030		3,893,720	2,272,414
Ser. 96-8, Class M1, 7.85s, 2027		387,000	196,881
Ser. 95-8, Class B1, 7.3s, 2026		362,579	212,823
Ser. 95-4, Class B1, 7.3s, 2025		371,800	219,619
Ser. 96-10, Class M1, 7.24s, 2028		41,000	20,860
Ser. 97-6, Class M1, 7.21s, 2029		1,087,000	455,940
Ser. 98-2, Class A6, 6.81s, 2027		385,271	297,607
Ser. 99-3, Class A7, 6.74s, 2031		714,236	567,436
FRN 6.53s, 2030		178,088	115,758
Ser. 99-2, Class A7, 6.44s, 2030		44,377	26,763
Ser. 99-1, Class A6, 6.37s, 2025		18,000	13,722
Ser. 98-4, Class A5, 6.18s, 2030		449,369	288,073
Ser. 99-1, Class A5, 6.11s, 2023		182,118	174,980
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,622,287	960,243
Ser. 99-5, Class M1A, 8.3s, 2026		157,000	78,173
Ser. 99-5, Class A4, 7.59s, 2028		40,706	34,450
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		365,777	287,135
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.621s, 2036		526,000	247,799
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.471s, 2030 (Cayman Islands)		379,000	56,850
FRB Ser. 05-1A, Class E, 2.271s, 2030 (Cayman Islands)		83,828	33,531
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.801s, 2036		122,000	59,170
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.761s, 2035		103,000	58,710
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018		1,132,788	759,228
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)		1,260,000	315,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)		1,704,411	1,107,867
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035		255,000	38,250
FRB Ser. 06-4, Class 2A4, 0.731s, 2036		117,000	39,382
FRB Ser. 06-1, Class 2A3, 0.661s, 2036		157,170	77,013
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
6.78s, 2039 (United Kingdom)	GBP	900,000	1,116,218
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.721s, 2032		$1,046,356	455,272
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.621s, 2036		61,000	25,187
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		110,807	68,855
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.671s, 2034		69,835	6,983
FRB Ser. 05-HE2, Class M5, 1.151s, 2035		160,000	1,600
FRB Ser. 05-HE1, Class M3, 0.991s, 2034		160,000	25,600
FRB Ser. 06-NC4, Class M2, 0.771s, 2036		223,000	15,610
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		61,649	55,225
Ser. 04-B, Class C, 3.93s, 2012		40,021	33,682
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 2.521s, 2033		13,321	200
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.631s, 2036		146,000	85,410
FRB Ser. 06-2, Class A2C, 0.621s, 2036		146,000	62,196
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		1,000,401	311,525
Ser. 99-D, Class A1, 7.84s, 2029		866,540	441,935
Ser. 00-A, Class A2, 7.765s, 2017		125,042	69,254
Ser. 95-B, Class B1, 7.55s, 2021		331,562	188,718
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	408,800
Ser. 02-B, Class A4, 7.09s, 2032		358,950	243,117
Ser. 99-B, Class A4, 6.99s, 2026		899,015	548,811
Ser. 00-D, Class A3, 6.99s, 2022		262,011	232,105
6.97s, 2032		52,335	30,354
Ser. 01-D, Class A4, 6.93s, 2031		669,997	344,125
Ser. 01-E, Class A4, 6.81s, 2031		883,487	518,180
Ser. 99-B, Class A3, 6.45s, 2017		214,174	125,068
Ser. 01-C, Class A2, 5.92s, 2017		898,067	302,476
Ser. 02-C, Class A1, 5.41s, 2032		1,096,671	581,236
Ser. 01-D, Class A2, 5.26s, 2019		133,924	61,581
Ser. 01-E, Class A2, 5.05s, 2019		937,826	487,370
Ser. 02-A, Class A2, 5.01s, 2020		230,000	130,033
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		170,644	106,959
FRB Ser. 01-B, Class A2, 1.57s, 2018		46,070	25,967
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 2.971s, 2035		509,000	6,872
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.301s, 2036		104,000	6,240
FRB Ser. 04-MCW1, Class A2, 0.851s, 2034		109,631	92,351
People's Financial Realty Mortgage Securities Trust

FRB Ser. 06-1, Class 1A2, 0.601s, 2036	225,000	78,750
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.661s, 2036	146,314	106,429
FRB Ser. 07-RZ1, Class A2, 0.631s, 2037	176,000	78,091
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 1.201s, 2035	362,000	36,200
Ser. 01-KS3, Class AII, 0.931s, 2031 (F)	1,401,984	911,417
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 1.121s, 2035	160,000	4,800
FRB Ser. 07-NC2, Class A2B, 0.611s, 2037	165,000	72,600
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.681s, 2036	246,000	78,720
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.641s, 2036	117,000	51,480
FRB Ser. 06-3, Class A3, 0.631s, 2036	529,000	304,387
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 2.971s, 2036	392,000	3,920
South Coast Funding 144A FRB Ser. 3A, Class A2,
3.588s, 2038 (Cayman Islands)	140,000	700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.731s, 2036	117,000	10,121
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
4.919s, 2015	1,751,666	1,182,374
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	467,000	70,050
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037	390,000	62,400
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.435s, 2044 (United Kingdom)	256,909	30,829

Total asset-backed securities (cost $62,594,181)		$36,414,573

SENIOR LOANS (10.7%)(a)(c)
	Principal amount	Value

Basic materials (0.9%)
Aleris International, Inc. bank term loan FRN Ser. B,
2.567s, 2013	$212,055	$84,186
Domtar Corp. bank term loan FRN 3.251s, 2014 (Canada)	306,000	204,638
Georgia-Pacific, LLC bank term loan FRN Ser. B,
3.698s, 2013	451,922	366,998
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
3.79s, 2012	263,046	213,615
Huntsman International, LLC bank term loan FRN Ser. B,
2.221s, 2012	1,420,000	867,383
NewPage Holding Corp. bank term loan FRN 5.314s, 2014	260,600	163,992
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	229,902	144,838
Novelis, Inc. bank term loan FRN Ser. B, 5.77s, 2014	505,785	318,645
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 3.546s, 2012	72,675	58,088
		2,422,383

Capital goods (0.8%)
Berry Plastics Holding Corp. bank term loan FRN
3.876s, 2015	147,375	93,030
Graham Packaging Co., LP bank term loan FRN 5.509s,
2011	98,250	70,494
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.662s, 2014	51,780	26,667
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 5.762s, 2014	971,519	500,333
Hexcel Corp. bank term loan FRN Ser. B, 5.141s, 2012	259,418	215,317
Manitowoc Co., Inc. (The) bank term loan FRN Ser. B,
6 1/2s, 2014	575,000	399,625
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 4.952s, 2014	353,360	234,985
Polypore, Inc. bank term loan FRN Ser. B, 3.93s, 2014	312,105	181,021
Sensata Technologies BV bank term loan FRN 5.257s,
2013 (Netherlands)	277,537	138,769
Sequa Corp. bank term loan FRN 4.78s, 2014	405,313	220,895
Transdigm, Inc. bank term loan FRN 3.498s, 2013	69,000	54,510
Wesco Aircraft Hardware Corp. bank term loan FRN
3.69s, 2013	210,000	156,800
		2,292,446

Communication services (2.1%)
Alltel Communications, Inc. bank term loan FRN
Ser. B2, 4.371s, 2015	623,266	610,957
Alltel Communications, Inc. bank term loan FRN
Ser. B3, 3.939s, 2015	648,078	635,926
Cablevision Systems Corp. bank term loan FRN 2.949s,
2013	154,388	131,165
Cebridge Connections, Inc. bank term loan FRN Ser. B,
6.16s, 2013	452,750	292,024
Charter Communications Operating, LLC bank term loan
FRN 8.77s, 2014	228,275	179,386
Charter Communications, Inc. bank term loan FRN
6.262s, 2014	200,000	110,000
Charter Communications, Inc. bank term loan FRN 5.06s,
2014	1,041,584	760,357
Cricket Communications, Inc. bank term loan FRN
Ser. B, 7.262s, 2013	7,709	6,387
Crown Castle International Corp. bank term loan FRN
5.376s, 2014	77,890	52,965

Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 6.563s, 2015	480,000	298,800
Insight Midwest, LP bank term loan FRN Ser. B, 3.91s,
2014	130,326	96,115
Intelsat Corp. bank term loan FRN Ser. B2, 6.65s, 2011	211,032	159,178
Intelsat Corp. bank term loan FRN Ser. B2-A, 6.65s,
2013	211,096	159,227
Intelsat Corp. bank term loan FRN Ser. B2-C, 6.65s,
2013	211,032	159,178
Intelsat, Ltd. bank term loan FRN 6.883s, 2014
(Bermuda)	460,000	299,000
Intelsat, Ltd. bank term loan FRN Ser. B, 3.898s, 2013
(Bermuda)	588,000	469,224
Level 3 Communications, Inc. bank term loan FRN 7s,
2014	210,000	125,738
Mediacom Communications Corp. bank term loan FRN
Ser. C, 1.77s, 2015	814,316	513,019
Mediacom Communications Corp. bank term loan FRN
Ser. D2, 2.02s, 2015	117,600	76,440
MetroPCS Wireless, Inc. bank term loan FRN 4.843s, 2013	180,205	143,995
PAETEC Holding Corp. bank term loan FRN 3.936s, 2013	69,475	41,569
PAETEC Holding Corp. bank term loan FRN Ser. B1,
3.936s, 2013	203,728	121,897
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
3.691s, 2013	232,021	179,236
West Corp. bank term loan FRN 3.468s, 2013	113,300	69,315
		5,691,098

Consumer cyclicals (3.5%)
Affinion Group, Inc. bank term loan FRN Ser. B,
4.644s, 2013	902,719	613,849
Allison Transmission bank term loan FRN Ser. B,
4.581s, 2014	438,754	242,568
CCM Merger, Inc. bank term loan FRN Ser. B, 5.101s,
2012	104,328	46,947
Cenveo, Inc. bank term loan FRN Ser. C, 3.275s, 2014	237,789	136,729
Cenveo, Inc. bank term loan FRN Ser. DD, 3.275s, 2014	7,923	4,556
Cinemark USA, Inc. bank term loan FRN 3.58s, 2013	577,064	413,425
Citadel Communications bank term loan FRN Ser. B,
4.726s, 2014	425,000	170,000
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 6.313s, 2012	221,216	92,911
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 6.313s, 2012	552,683	232,127
Dana Corp. bank term loan FRN 6.353s, 2015	438,257	206,528
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7.538s, 2014	250,000	100,000
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	217,308	192,227
GateHouse Media, Inc. bank term loan FRN Ser. B, 4.2s,
2014	513,424	64,691
GateHouse Media, Inc. bank term loan FRN Ser. B,
4.12s, 2014	220,000	27,720
GateHouse Media, Inc. bank term loan FRN Ser. DD,
9.076s, 2014	191,576	24,139
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.48s,
2014	101,818	26,473
Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.15s,
2014 (U)	58,182	15,127
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 7.708s, 2011	898,895	656,193
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.22s, 2010	1,478,400	927,696
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 6.536s, 2015	208,425	120,481
Idearc, Inc. bank term loan FRN Ser. B, 5.67s, 2014	1,409,487	429,893
Isle of Capri Casinos, Inc. bank term loan FRN 5.512s,
2014	206,657	121,514
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5.512s, 2014	62,312	36,639
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5.512s, 2014	82,663	48,606
Lear Corp bank term loan FRN 4.584s, 2013	982,461	431,792
Michaels Stores, Inc. bank term loan FRN Ser. B,
3.523s, 2013	124,025	63,780
National Bedding Co. bank term loan FRN 3.752s, 2011	90,311	50,800
Navistar Financial Corp. bank term loan FRN 4.358s,
2012	218,667	119,538
Navistar International Corp. bank term loan FRN
3.721s, 2012	601,333	328,729
R.H. Donnelley, Inc. bank term loan FRN 6.857s, 2011	517,446	290,417
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	288,817	164,626
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.083s, 2014	417,563	129,444
Realogy Corp. bank term loan FRN 3.853s, 2013 (R)	165,950	103,166
Realogy Corp. bank term loan FRN Ser. B, 5.706s, 2013
(R)	616,388	383,188
Six Flags Theme Parks bank term loan FRN 3.686s, 2015	541,235	314,999
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default)	948,000	262,055
Tropicana Entertainment bank term loan FRN Ser. B,
4 1/2s, 2011	695,000	158,691
TRW Automotive, Inc. bank term loan FRN Ser. B,
5.211s, 2014	182,688	119,843

United Components, Inc. bank term loan FRN Ser. D,
4.39s, 2012	388,444	268,027
Universal City Development Partners bank term loan FRN
Ser. B, 6.284s, 2011	969,872	834,090
Univision Communications, Inc. bank term loan FRN
Ser. B, 3.686s, 2014	175,000	69,708
Visant Holding Corp. bank term loan FRN Ser. C,
5.171s, 2010	363,793	300,129
Visteon Corp. bank term loan FRN Ser. B, 7 3/4s, 2013	480,000	114,400
Warner Music Group bank term loan FRN Ser. B, 4.285s,
2011	150,280	113,461
Yankee Candle Co., Inc. bank term loan FRN 3.404s, 2014	124,000	62,124
		9,634,046

Consumer staples (0.7%)
Dean Foods Co. bank term loan FRN Ser. B, 5.24s, 2014	498,259	416,402
Jarden Corp. bank term loan FRN Ser. B1, 5.512s, 2012	270,078	200,128
Jarden Corp. bank term loan FRN Ser. B2, 5.512s, 2012	122,774	90,975
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 6.126s, 2014	503,389	341,801
Rental Service Corp. bank term loan FRN 7.402s, 2013	445,000	235,155
Rite-Aid Corp. bank term loan FRN Ser. B, 3.795s, 2014	99,250	57,813
Spectrum Brands, Inc. bank term loan FRN 1.751s, 2013	30,543	16,493
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.571s, 2013	528,533	285,408
Ticketmaster bank term loan FRN Ser. B, 6.64s, 2014	305,000	207,400
		1,851,575

Energy (0.5%)
CR Gas Storage bank term loan FRN 4.847s, 2013	49,920	35,193
CR Gas Storage bank term loan FRN 4.843s, 2013	20,727	14,612
CR Gas Storage bank term loan FRN Ser. B, 4.847s, 2013	308,412	217,431
CR Gas Storage bank term loan FRN Ser. DD, 4.844s, 2013	33,815	23,840
Enterprise GP Holdings, LP bank term loan FRN 5.663s,
2014	31,500	25,515
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.508s,
2012	220,000	180,400
Hercules Offshore, Inc. bank term loan FRN Ser. B,
5.64s, 2013	243,733	157,208
MEG Energy Corp. bank term loan FRN 5.77s, 2013
(Canada)	97,250	62,726
MEG Energy Corp. bank term loan FRN Ser. DD, 5.77s,
2013 (Canada)	99,125	63,936
Petroleum Geo-Services ASA bank term loan FRN 5.51s,
2015 (Norway)	143,000	97,240
Quicksilver Resources, Inc. bank term loan FRN 7 3/4s,
2013	261,842	168,888
Targa Resources, Inc. bank term loan FRN 5.97s, 2012	267,825	165,669
Targa Resources, Inc. bank term loan FRN 3.637s, 2012	153,871	95,180
		1,307,838

Financials (--%)
General Growth Properties, Inc. bank term loan FRN
Ser. A, 2.98s, 2010 (R)	100,000	28,929
Hub International, Ltd. bank term loan FRN Ser. B,
6.262s, 2014	141,187	80,476
Hub International, Ltd. bank term loan FRN Ser. DD,
6.262s, 2014	31,734	18,088
		127,493

Health care (0.9%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 4.445s, 2014	537,745	416,887
Community Health Systems, Inc. bank term loan FRN
Ser. DD, 3.404s, 2014 (U)	27,750	21,513
Health Management Associates, Inc. bank term loan FRN
5.512s, 2014	1,322,385	808,544
Healthsouth Corp. bank term loan FRN Ser. B, 4.699s,
2013	350,667	268,511
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 8.758s, 2014	374,492	204,098
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	32,503	23,057
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 3.431s, 2014	350,475	248,618
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 3.431s, 2014	121,276	86,030
LifePoint, Inc. bank term loan FRN Ser. B, 3.821s, 2012	232,437	193,504
Sun Healthcare Group, Inc. bank term loan FRN 3.662s,
2014	35,012	23,283
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.823s, 2014	108,913	72,427
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.955s, 2014	20,758	13,804
		2,380,276

Technology (0.4%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 6.066s, 2013	172,462	106,927
Compucom Systems, Inc. bank term loan FRN 4.94s, 2014	135,607	88,144
First Data Corp. bank term loan FRN Ser. B1, 3.416s,
2014	389,592	249,200
First Data Corp. bank term loan FRN Ser. B3, 3.416s,

2014		225,593	144,299
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.069s, 2014 (Singapore)		173,033	108,434
Flextronics International, Ltd. bank term loan FRN
Ser. B, 6.155s, 2014 (Singapore)		602,155	377,350
Travelport bank term loan FRN 6.262s, 2013		6,335	2,688
Travelport bank term loan FRN Ser. B, 6.012s, 2013		115,464	49,000
Travelport bank term loan FRN Ser. DD, 3.686s, 2013		49,840	21,348
			1,147,390

Transportation (0.3%)
Ceva Group PLC bank term loan FRN 9.458s, 2015
(Netherlands) (F)		1,810,000	669,700
Delta Airlines, Inc. bank term loan FRN 3.951s, 2012		2,250	1,471
			671,171

Utilities and power (0.6%)
Dynegy Holdings, Inc. bank term loan FRN 2.94s, 2013		194,000	145,015
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 5.603s, 2014		271,428	187,625
Energy Future Holdings Corp. bank term loan FRN
Ser. B3, 5.382s, 2014		638,550	441,398
NRG Energy, Inc. bank term loan FRN 5.412s, 2014		171,715	148,319
NRG Energy, Inc. bank term loan FRN 5.262s, 2014		348,193	300,751
Reliant Energy, Inc. bank term loan FRN 1.88s, 2014		450,000	322,200
			1,545,308

Total senior loans (cost $46,656,470)			$29,071,024

FOREIGN GOVERNMENT BONDS AND NOTES (10.1%)(a)
		Principal amount	Value

Argentina (Republic of) bonds zero %, 2013		$47,000	$14,194
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	2,039,000	203,900
Argentina (Republic of) bonds FRB 3s, 2013		$1,431,000	469,390
Argentina (Republic of) sr. unsec. unsub. bonds zero
%, 2015		653,000	173,045
Argentina (Republic of) sr. unsec. unsub. bonds FRB
3.127s, 2012		10,181,000	2,701,814
Brazil (Federal Republic of) bonds 6s, 2017		790,000	747,885
Colombia (Republic of) notes 10s, 2012		3,497,000	3,836,419
Ecuador (Republic of) bonds Ser. REGS, 12s, 2012 (In
default)		1,237,056	279,006
Ecuador (Republic of) 144A unsec. bonds 12s, 2012		465,120	104,903
Ecuador (Republic of) regs notes 9 3/8s, 2015 (In
default)		125,000	24,389
Ghana (Republic of) bonds 8 1/2s, 2017		285,000	113,288
Indonesia (Republic of) 144A sr. unsec. bonds 6 3/4s,
2014		1,590,000	1,332,197
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	380,825,600	3,592,755
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	1,036,408,800	9,787,760
Spain (Government of) bonds 5.4s, 2011	EUR	1,000,000	1,482,934
Ukraine (Government of) 144A bonds 6 3/4s, 2017		$425,000	159,039
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016		600,000	225,900
Venezuela (Republic of) notes 10 3/4s, 2013		1,985,000	1,250,768
Venezuela (Republic of) unsec. note FRN Ser. REGS,
5.059s, 2011		770,000	469,700
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		527,000	406,022

Total foreign government bonds and notes (cost $32,207,448)			$27,375,308

PURCHASED OPTIONS OUTSTANDING (5.6%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	$18,927,000	$4,334,662

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	18,927,000	4,334,662

Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	18,927,000	54,888

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing	Nov-09/5.355
November 12, 2019.		18,927,000	54,888

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
on February 16, 2020.	Feb-10/5.03	32,120,000	6,340,167

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing on
February 16, 2020.	Feb-10/5.03	32,120,000	185,332

Total purchased options outstanding (cost $5,722,628)		$15,304,599

CONVERTIBLE BONDS AND NOTES (0.1%)(a)

	Principal amount	Value

General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	$525,000	$327,469

Total convertible bonds and notes (cost $419,609)		$327,469

COMMON STOCKS (--%)(a)
	Shares	Value

AboveNet, Inc. (NON)	307	$8,903
Bohai Bay Litigation, LLC (Units) (F)	991	46,072
Vertis Holdings, Inc. (F)(NON)	11,336	11

Total common stocks (cost $10,915)		$54,986

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	118	$1,180
Dayton Superior Corp. 144A (F)	6/15/09	0.01	1,020	826
New ASAT Finance, Ltd. (Cayman Islands) (F)	2/01/11	0.01	3,380	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	508	6,480
Vertis Holdings, Inc. (F)	10/18/15	$0.01	752	--

Total warrants (cost $38,587)				$8,486

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	2,393	$5,384
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default)	667	334

Total convertible preferred stocks (cost $738,520)		$5,718

SHORT-TERM INVESTMENTS (20.0%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	45,056,021	45,056,021
U.S. Treasury Cash Management Bills for an effective
yield of 0.88%, May 15, 2009 (SEG)	$9,305,000	9,274,535

Total short-term investments (cost $54,330,556)		$54,330,556

TOTAL INVESTMENTS

Total investments (cost $474,222,308) (b)		$389,835,532

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08 (aggregate face value $38,748,821) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$5,003,687	$5,174,243	1/21/09	$(170,556)
British Pound	2,506,434	2,527,719	1/21/09	(21,285)
Canadian Dollar	2,544,218	2,648,879	1/21/09	(104,661)
Danish Krone	252,206	230,498	1/21/09	21,708
Euro	5,430,046	5,077,131	1/21/09	352,915
Hungarian Forint	1,160,428	1,060,934	1/21/09	99,494
Japanese Yen	3,029,711	3,017,887	1/21/09	11,824
Malaysian Ringgit	1,789,524	1,701,708	1/21/09	87,816
Mexican Peso	3,074	3,581	1/21/09	(507)
Norwegian Krone	5,715,310	5,616,132	1/21/09	99,178
Polish Zloty	3,658,213	3,576,887	1/21/09	81,326
South African Rand	1,053,254	1,149,685	1/21/09	(96,431)
Swedish Krona	3,510,602	3,408,480	1/21/09	102,122
Swiss Franc	3,994,438	3,555,057	1/21/09	439,381

Total				$902,324

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08 (aggregate face value $37,556,485) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,596,156	$4,694,694	1/21/09	$98,538
Brazilian Real	1,065,799	1,050,360	1/21/09	(15,439)
British Pound	5,841,027	5,881,816	1/21/09	40,789
Canadian Dollar	2,742,259	2,827,472	1/21/09	85,213
Euro	5,167,401	4,758,104	1/21/09	(409,297)
Hungarian Forint	1,176,169	1,069,565	1/21/09	(106,604)
Mexican Peso	27,260	33,461	1/21/09	6,201
Norwegian Krone	6,003,734	5,891,509	1/21/09	(112,225)
Polish Zloty	2,854,400	2,799,416	1/21/09	(54,984)
South African Rand	1,031,595	1,128,384	1/21/09	96,789
Swedish Krona	3,752,518	3,627,007	1/21/09	(125,511)
Swiss Franc	4,238,869	3,794,697	1/21/09	(444,172)

Total				$(940,702)

FUTURES CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	1	$510,147	Mar-09	$1,750
Canadian Government Bond 10 yr (Long)	3	313,271	Mar-09	19,834
Euro-Bund 10 yr (Short)	33	5,750,717	Mar-09	(116,685)
Euro-Dollar 90 day (Short)	125	30,896,875	Jun-09	(531,927)
Euro-Dollar 90 day (Short)	227	56,037,788	Sep-09	(1,007,005)
Euro-Dollar 90 day (Short)	617	152,067,363	Dec-09	(2,778,666)
Euro-Dollar 90 day (Short)	21	5,169,675	Mar-10	(112,857)
Euro-Schatz 2 yr (Short)	135	20,252,345	Mar-09	(72,100)
Japanese Government Bond 10 yr (Short)	17	26,219,483	Mar-09	(164,752)
U.K. Gilt 10 yr (Long)	3	540,206	Mar-09	33,288
U.S. Treasury Bond 20 yr (Short)	61	8,420,859	Mar-09	80,411
U.S. Treasury Note 2 yr (Short)	307	66,945,188	Mar-09	(562,110)
U.S. Treasury Note 5 yr (Short)	71	8,452,883	Mar-09	(246,063)
U.S. Treasury Note 10 yr (Short)	601	75,575,750	Mar-09	(3,696,187)

Total				$(9,153,069)

WRITTEN OPTIONS OUTSTANDING at 12/31/08 (premiums received $6,619,088) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BB maturing
November 9, 2019.	$50,458,000	Nov-09/4.40	$7,667,093

Option on an interest rate swap with JPMorgan Chase Bank for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	50,458,000	Nov-09/4.40	434,948

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	25,011,500	May-12/5.51	5,152,369

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	25,011,500	May-12/5.51	351,912

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	1,469,000	Sep-13/4.82	128,773

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing on
September 12, 2018.	1,469,000	Sep-13/4.82	18,744

Total			$13,753,839

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08 (proceeds receivable $45,701,758) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, January 1, 2039	$2,000,000	1/13/09	$2,051,875
FNMA, 5s, January 1, 2039	40,000,000	1/13/09	40,875,000
FNMA, 4 1/2s, January 1, 2039	3,000,000	1/13/09	3,044,063

Total			$45,970,938

Putnam Master Intermediate Income Trust

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$32,178,000		$--	5/23/10	3 month USD-LIBOR-BBA	3.155%	$819,570

	23,500,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(2,332,988)

	3,000,000		--	7/29/18	3 month USD-LIBOR-BBA	4.75%	606,060

	12,570,000		--	8/26/18	3 month USD-LIBOR-BBA	4.54375%	2,328,067

	7,133,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(2,385,272)

	2,000,000		--	9/19/18	3 month USD-LIBOR-BBA	4.07%	285,664

	5,076,000		15,845	10/1/18	3 month USD-LIBOR-BBA	4.30%	792,666

	13,613,000		(57,362)	10/8/38	3 month USD-LIBOR-BBA	4.30%	4,170,123

	3,484,000		1,315	10/20/18	3 month USD-LIBOR-BBA	4.60%	619,140

	28,409,000		25,825	10/20/10	3 month USD-LIBOR-BBA	3.00%	683,877

	219,700,000		(78,193)	11/26/10	3 month USD-LIBOR-BBA	2.35%	3,358,944

	550,228,000		--	12/22/10	3 month USD-LIBOR-BBA	1.515%	102,232

	11,889,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(3,844,711)

Barclays Bank PLC
	76,136,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	695,038

	28,963,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	677,367

Citibank, N.A.
JPY	1,134,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(741,151)

	$28,000,000		--	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(5,702,176)

MXN	33,510,000	(F)	--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	108,291

MXN	10,055,000	(F)	--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	33,505

CAD	3,400,000		--	8/8/18	4.119%	3 month CAD-BA-CDOR	(428,412)

ZAR	17,770,000	(F)	--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(138,506)

ZAR	8,885,000	(F)	--	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(73,805)

AUD	3,800,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	(162,238)

	$95,602,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	6,907,646

	6,895,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(2,433,576)

	302,431,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	9,909,254

Citibank, N.A., London
JPY	1,300,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	729,900

Credit Suisse International
	$11,827,400		--	9/16/10	3.143%	3 month USD-LIBOR-BBA	(437,533)

	4,042,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(1,394,970)

	124,287,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	4,075,814

	13,961,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	578,591

EUR	3,860,000	(E)	--	11/6/18	6 month EUR-EURIBOR-Reuters	4.9425%	122,312

	$18,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	594,233

	8,000,000		--	12/11/18	2.9275%	3 month USD-LIBOR-BBA	(250,194)

	23,950,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	262,163

Deutsche Bank AG
	9,268,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(3,844,053)

	9,715,000		--	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,707,209)

	125,936,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,251,602

	4,000,000		--	11/18/18	3 month USD-LIBOR-BBA	4.04%	525,929

	97,260,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	3,790,870

ZAR	12,120,000		--	7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	22,791

	$70,018,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	2,450,144

	79,355,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(1,679,951)

	28,551,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	508,355

	54,334,000		--	12/11/18	2.94%	3 month USD-LIBOR-BBA	(1,759,397)

	85,491,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	1,778,659

	20,515,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	73,680

	332,987,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	416,826

	4,000,000		--	12/22/13	2.008%	3 month USD-LIBOR-BBA	22,366

	23,757,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	(46,923)

	49,838,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(70,190)

Goldman Sachs International
	30,676,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	4,256,210

	120,229,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	1,489,598

	13,189,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	(2,061,148)

	17,383,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(2,927,620)

JPY	743,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(530,105)

EUR	18,220,000		--	10/13/13	4.38%	6 month EUR-EURIBOR-REUTERS	(1,077,211)

EUR	20,240,000		--	10/13/18	6 month EUR-EURIBOR-REUTERS	4.54%	1,625,673

EUR	4,860,000		--	10/13/38	4.18%	6 month EUR-EURIBOR-REUTERS	(699,421)

	$11,539,000		5,438	10/24/10	3 month USD-LIBOR-BBA	2.60%	211,396

EUR	10,120,000		--	10/27/18	4.32%	6 month EUR-EURIBOR-REUTERS	(574,837)

EUR	7,510,000		--	10/27/23	6 month EUR-EURIBOR-REUTERS	4.43%	545,602

EUR	23,940,000		--	10/31/10	6 month EUR-EURIBOR-REUTERS	3.715%	376,054

	$28,568,000		176,833	11/18/18	4.10%	3 month USD-LIBOR-BBA	(3,688,375)

	73,190,000		(20,131)	11/18/10	3 month USD-LIBOR-BBA	2.35%	1,150,054

	113,015,000		411,793	11/18/13	3.45%	3 month USD-LIBOR-BBA	(6,656,128)

JPMorgan Chase Bank, N.A.
	4,665,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	(799,424)

	17,121,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	2,940,028

	15,289,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(7,042,927)

	35,403,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	1,948,409

	69,999,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	1,324,123

	26,533,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	1,653,801

	53,631,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,369,469

	18,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,870,992)

	2,000,000		--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	391,192

	6,423,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	226,772

	3,400,000		--	7/17/18	4.52%	3 month USD-LIBOR-BBA	(608,245)

	19,148,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	772,443

MXN	33,510,000	(F)	--	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	113,908

	$49,717,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	2,022,296

AUD	19,160,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	1,232,947

ZAR	11,390,000		--	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(89,009)

ZAR	5,695,000		--	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(47,902)

ZAR	11,390,000		--	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(95,497)

JPY	8,737,320,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	1,069,918

JPY	32,620,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(38,979)

	$17,560,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(7,130,428)

EUR	14,110,000		--	10/17/13	6 month EUR-EURIBOR-REUTERS	4.51%	971,250

	$3,445,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	69,360

	2,297,000		--	10/22/18	3 month USD-LIBOR-BBA	4.2825%	344,328

	17,025,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	1,085,049

EUR	5,840,000		--	10/31/13	6 month EUR-EURIBOR-REUTERS	3.967%	209,741

	$7,879,000		23,761	11/4/18	4.45%	3 month USD-LIBOR-BBA	(1,290,852)

	7,053,000		33,492	11/4/13	3.85%	3 month USD-LIBOR-BBA	(533,218)

	34,218,000		--	11/10/18	3 month USD-LIBOR-BBA	4.83%	6,918,328

	2,000,000		--	11/18/18	3 month USD-LIBOR-BBA	4.04%	262,965

	71,000,000		--	11/24/10	3 month USD-LIBOR-BBA	2.0075%	668,857

	6,447,000	(E)	--	11/24/18	3.735%	3 month USD-LIBOR-BBA	(179,678)

EUR	22,020,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	340,685

	$1,060,000		--	12/19/18	5%	3 month USD-LIBOR-BBA	(230,017)

JPY	7,460,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(3,431,741)

Merrill Lynch Capital Services, Inc.
	$54,651,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(5,445,222)

	18,938,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(516,575)

	23,910,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	951,360

JPY	743,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(529,376)

Merrill Lynch Derivative Products AG
JPY	371,900,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(295,425)

UBS AG
	$367,450,000		--	10/29/10	2.75%	3 month USD-LIBOR-BBA	(7,672,560)

	61,548,000		--	10/29/20	3 month USD-LIBOR-BBA	4.18142%	9,468,285

	76,877,000		2,640,051	11/10/38	4.45%	3 month USD-LIBOR-BBA	(23,829,896)

	97,757,000		(3,249,608)	11/10/28	3 month USD-LIBOR-BBA	4.45%	21,413,071

	185,016,000		4,700,082	11/10/18	4.45%	3 month USD-LIBOR-BBA	(26,422,487)

	102,199,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,046,284

Total							$(16,977,415)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Master Intermediate Income Trust

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	19,720,000	(F)	$--	3/26/09	(2.27%)	Eurostat	$(162,852)
						Eurozone HICP
						excluding tobacco

EUR	9,600,000	(F)	--	4/30/13	2.375%	French Consumer	610,719
						Price Index
						excluding tobacco

EUR	9,600,000	(F)	--	4/30/13	(2.41%)	Eurostat	(643,316)
						Eurozone HICP
						excluding tobacco

EUR	9,600,000		--	5/6/13	2.34%	French Consumer	523,563
						Price Index
						excluding tobacco

EUR	9,600,000	(F)	--	5/6/13	(2.385%)	Eurostat	(631,899)
						Eurozone HICP
						excluding tobacco

	$14,600,000	(F)	--	10/23/10	(1.38%)	USA Non Revised	(600,262)
						Consumer Price
						Index- Urban
						(CPI-U)

JPMorgan Chase Bank, N.A.
	201,000,000		(202,915,781)	1/13/09	(3.35%) 5.00%	FNMA 5.00% 30 YR	3,144,490
						TBA

Total							$2,240,443

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Putnam Master Intermediate Income Trust

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Caa1	$--		$345,000	9/20/09	635 bp	$(62,792)

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	--		555,000	12/20/12	95 bp	(198,693)

Nalco Co., 7.75%,
11/15/11	B1	--		80,000	9/20/12	350 bp	(8,347)

Visteon Corp., 7%,
3/10/14	-	(127,500)		480,000	9/20/13	(500 bp)	218,360

Barclays Bank PLC
Peru CD		--		1,462,116	1/7/09	170 bp	37,974

Citibank, N.A.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		2,155,000	3/20/09	575 bp	(58,256)

DJ ABX HE A Index	CCC	2,450,210		3,451,000	1/25/38	369 bp	(860,628)

DJ ABX HE AAA Index	AA+	717,663		3,823,931	5/25/46	11 bp	(418,368)

DJ ABX HE AAA Index	BB+	600,474		2,070,600	1/25/38	76 bp	(662,330)

DJ ABX HE PEN AAA Index	AA+	611,503		4,358,839	5/25/46	11 bp	(683,441)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	171,737		890,335	5/25/46	11 bp	(92,445)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	686,668		4,122,772	5/25/46	11 bp	(538,145)

DJ CDX NA EM Series 10
Index	BB	29,229		485,000	12/20/13	335 bp	(43,069)

Lear Corp., T/L Bank
Loan	-	--		265,000	6/20/13	(225 bp)	147,127

Lear Corp., T/L Bank
Loan	BB-	--		265,000	6/20/13	700 bp	(118,051)

Lighthouse
International Co., SA,
8%, 4/30/14	B2	--	EUR	495,000	3/20/13	815 bp	(105,745)

Republic of Argentina,
8.28%, 12/31/33	-	--		$330,000	9/20/13	(1,170 bp)	157,869

Republic of Argentina,
8.28%, 12/31/33	-	--		330,000	9/20/13	(945 bp)	171,073

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		300,000	9/20/13	940 bp	(120,919)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		265,000	6/20/13	585 bp	(71,787)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		50,000	3/20/09	275 bp	(1,036)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--		300,000	9/20/11	(43 bp)	2,235

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	--	--	EUR	240,000	3/20/13	(495 bp)	11,498

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B1	--		$1,105,000	10/20/11	194 bp	(549,623)

Credit Suisse International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		210,000	6/20/09	165 bp	(17,918)

DJ ABX HE AAA Series 7
Version 2 Index	BB+	31,635		57,000	1/25/38	76 bp	(3,128)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	292,504		1,476,523	5/25/46	11 bp	(143,043)

DJ CDX NA HY Series 10	B+	203,700		1,940,000	6/20/13	500 bp	(100,766)

DJ CDX NA HY Series 10	B+	1,402,500		13,200,000	6/20/13	500 bp	(669,123)

DJ CDX NA IG Series 11
Index	-	(101,955)		3,315,000	12/20/13	(150 bp)	(33,812)

DJ CMB NA CMBX AAA Index	AAA	154,461		928,000	12/13/49	8 bp	(123,655)

DJ CMB NA CMBX AAA Index	AAA	204,593		1,306,000	2/17/51	35 bp	(189,855)

DJ CMB NA CMBX AAA Index	AAA	722,002		5,583,000	2/17/51	35 bp	(964,220)

DJ CMB NA CMBX AAA Index	AAA	739,619		5,583,000	2/17/51	35 bp	(946,604)

DJ CMB NA CMBX AAA Index	AAA	622,000		5,583,000	2/17/51	35 bp	(1,064,222)

DJ CMB NA CMBX AAA Index	AAA	188,449		1,396,000	2/17/51	35 bp	(233,182)

DJ CMB NA CMBX AAA Index	AAA	165,405		1,451,000	2/17/51	35 bp	(272,838)

DJ CMB NA CMBX AAA Index	--	(99,505)		1,267,000	2/17/51	(35 bp)	283,164

DJ CMB NA CMBX AAA Index	--	(47,211)		633,000	2/17/51	(35 bp)	143,973

DJ CMB NA CMBX AAA Index	--	(521,738)		3,728,000	2/17/51	(35 bp)	604,223

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	Caa3	--		165,000	3/20/09	600 bp	(10,445)

Republic of Peru,
8 3/4%, 11/21/33	Ba1	--		610,000	4/20/17	125 bp	(78,419)

Deutsche Bank AG
DJ ABX HE A Series 7
Version 2 Index	CCC	1,361,360		1,496,000	1/25/38	369 bp	(73,880)

DJ ABX HE AAA Index	AAA	126,909		1,631,645	7/25/45	18 bp	(199,331)

DJ ABX HE PEN AAA Index	AA+	608,711		4,358,839	5/25/46	11 bp	(677,067)

DJ CDX NA HY Series 11
Version 1 Index	B+	5,108,900		21,740,000	12/20/13	500 bp	763,702

DJ iTraxx Europe Series
8 Version 1	--	(57,074)	EUR	595,000	12/20/12	(375 bp)	104,133

DJ iTraxx Europe Series
9 Version 1	--	164,972	EUR	2,415,000	6/20/13	(650 bp)	588,783

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Ba1	--		$775,000		10/20/17	105 bp	(114,600)

General Electric
Capital Corp., 6%,
6/15/12	Aaa	--		300,000		9/20/13	109 bp	(31,442)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	140,000		6/20/09	400 bp	(17,570)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	--	EUR	505,000		6/20/09	400 bp	(63,377)

India Government Bond,
5 7/8%, 1/2/10	BBB-	--		$5,800,000		1/11/10	170 bp	149,967

iStar Financial, Inc.,
6%, 12/15/10	Ba3	26,663		395,000		3/20/09	500 bp	(61,984)

Korea Monetary STAB
Bond, 5%, 2/14/09	A2	--		1,365,000		2/23/09	105 bp	(601)

Korea Monetary STAB
Bond, 5.04%, 1/24/09	A2	--		1,105,000		2/2/09	130 bp	1,781

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,365,000		2/19/10	115 bp	(29,256)

Korea Monetary STAB
Bond, 5.45%, 1/23/10	B2	--		870,000		2/1/10	101 bp	(18,806)

Nalco Co., 7.75%,
11/15/11	B1	--		70,000		12/20/12	363 bp	(7,296)

Republic of Argentina,
8.28%, 12/31/33	--	--		660,000		8/20/12	(380 bp)	395,720

Republic of Indonesia,
6.75%, 2014	BB-	--		575,000		9/20/16	292 bp	(102,050)

Republic of Peru,
8 3/4%, 11/21/33	Ba1	--		610,000		4/20/17	126 bp	(77,863)

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--		920,000		6/20/14	195 bp	(89,284)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		595,000		6/20/14	220 bp	(345,849)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		300,000		9/20/13	940 bp	(120,919)

Smurfit Kappa Funding,
10 1/8%, 10/1/12	B2	--	EUR	415,000		6/20/09	135 bp	(19,861)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	425,000		9/20/13	715 bp	(103,800)

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,495,000		3/20/14	56 bp	(162,191)

United Mexican States,
7.5%, 4/8/33	Baa1	--		550,000		4/20/17	66 bp	(88,116)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	400,000		9/20/13	477 bp	(74,134)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	400,000		9/20/13	535 bp	(63,887)

Goldman Sachs International
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--		$375,000		3/20/09	515 bp	(10,684)

DJ ABX HE A Index	CCC	501,237		748,000		1/25/38	369 bp	(216,383)

DJ ABX HE AAA Index	AAA	111,232		1,430,089		7/25/45	18 bp	(174,743)

DJ ABX HE AAA Index	BB+	175,796		748,000		1/25/38	76 bp	(280,389)

DJ CDX NA CMBX AAA Index	AAA	56,692		1,550,000		3/15/49	7 bp	(255,137)

DJ CDX NA HY Series 11
Version 1 Index	--	(953,250)		4,920,000		12/20/13	(500 bp)	30,116

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		5,840,000		12/20/10	429 bp	(373,458)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		2,840,000		12/20/10	108.65 bp	(357,073)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		3,280,000		12/20/10	305 bp	(290,994)

DJ CDX NA IG Series 11
Index	--	(525,106)		25,000,000	(F)	12/20/13	(150 bp)	7,832

DJ CDX NA IG Series 11
Index	--	(41,544)		1,640,000		12/20/18	(140 bp)	(31,686)

DJ CDX NA IG Series 11
Index	--	(724,630)		14,370,000		12/20/13	(150 bp)	(433,902)

DJ CDX NA IG Series 11
Index	--	(671,313)		14,370,000	(F)	12/20/13	(150 bp)	(364,981)

Lighthouse
International Co, SA,
8%, 4/30/14	B2	--	EUR	420,000		3/20/13	680 bp	(111,941)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	390,000		9/20/13	720 bp	(94,488)

Wind Acquisition
Finance SA, 9 3/4%,
12/1/15	B2	--	EUR	420,000		3/20/13	597 bp	5,279

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--		$70,000		6/20/12	230 bp	(37,088)

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	--	EUR	420,000		3/20/13	795 bp	(101,821)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	189,164		$954,877		5/25/46	11 bp	(92,507)

DJ CDX NA EM Series 10
Index	BB	28,017		485,000		12/20/13	335 bp	(44,282)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	--		2,911,000		12/20/10	105.5 bp	(364,012)

DJ CMB NA CMBX AAA Index	--	(50,232)		645,000		2/17/51	(35 bp)	143,047

DJ iTraxx Europe
Crossover Series 8
Version 1	--	(224,479)	EUR	1,680,000		12/20/12	(375 bp)	227,980

Domtar Corp., 7 1/8%,
8/15/15	Ba3	--		$145,000		12/20/11	(500 bp)	9,328

Freeport-McMoRan Copper
& Gold, Inc., bank term

loan	--	--	1,194,100	3/20/12	(85 bp)	100,452

General Growth
Properties, conv. bond
3.98%, 4/15/27	CC-	--	1,375,000	9/20/13	775 bp	(1,021,442)

iStar Financial, Inc.,
6%, 12/15/10	Ba3	26,600	380,000	3/20/09	500 bp	(58,680)

Jefferson Smurfit
Corp., 7.5%, 6/1/13	Caa1	--	125,000	3/20/13	685 bp	(78,766)

Republic of Argentina,
8.28%, 12/31/33	B-	--	705,000	6/20/14	235 bp	(463,106)

Republic of Hungary,
4 3/4%, 2/3/15	--	--	600,000	4/20/13	(171.5 bp)	54,067

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--	990,000	5/20/17	230 bp	(101,600)

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--	730,000	5/20/17	244 bp	(68,272)

Republic of Turkey,
11 7/8%, 1/15/30	Ba3	--	185,000	10/20/12	154 bp	(15,628)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--	1,605,000	5/20/17	60 bp	(560,627)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--	215,000	6/20/13	595 bp	(57,684)

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	329,873	3,839,000	2/17/51	35 bp	(820,512)

Merrill Lynch Capital Services, Inc.
Bombardier, Inc,
6 3/4%, 5/1/12	--	--	1,080,000	6/20/12	(150 bp)	112,691

D.R. Horton Inc.,
7 7/8%, 8/15/11	--	--	735,000	9/20/11	(426 bp)	29,802

Pulte Homes Inc.,
5.25%, 1/15/14	--	--	690,000	9/20/11	(482 bp)	(23,225)

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--	1,589,000	9/20/12	(128 bp)	127,524

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
Inc., 7 3/4%, 11/1/12	Caa1	--	500,000	6/20/09	190 bp	(47,743)

Bombardier, Inc,
6 3/4%, 5/1/12	--	--	545,000	6/20/12	(114 bp)	62,166

Bundesrepublic of
Deutschland, 6%, 6/20/16	Aaa	--	2,571,000	6/20/18	8 bp	(93,707)

DJ ABX CMBX AAA Index	AAA	276,884	3,890,000	3/15/49	7 bp	(508,186)

DJ ABX CMBX BBB Index	--	50	68,790	10/12/52	(134 bp)	44,365

DJ CDX NA IG Series 11
Index	--	(295,714)	11,550,000	12/20/18	(140 bp)	(226,286)

DJ CMB NA CMBX AAA Index	AAA	167,702	1,398,000	12/13/49	8 bp	(248,965)

DJ CMB NA CMBX AAA Index	AAA	3,570,929	32,905,500	2/17/51	35 bp	(6,327,132)

Dominican Republic,
8 5/8%, 4/20/27	--	--	1,190,000	11/20/11	(170 bp)	353,641

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--	1,191,200	3/20/12	44 bp	(113,733)

Nalco Co., 7.75%,
11/15/11	B1	--	80,000	9/20/12	330 bp	(8,842)

Nalco Co., 7.75%,
11/15/11	B1	--	115,000	3/20/13	460 bp	(9,910)

Republic of Austria,
5 1/4%, 1/4/11	--	--	2,571,000	6/20/18	(17 bp)	255,102

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--	510,000	10/12/12	339 bp	(256,727)

UBS, AG
Meritage Homes Corp.,
7%, 5/1/14	--	--	135,000	9/20/13	(760 bp)	13,434

Total						$(21,376,003)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's or Standard & Poor's ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

NOTES

(a) Percentages indicated are based on net assets of $272,327,865.

(b) The aggregate identified cost on a tax basis is $476,579,755, resulting in gross unrealized appreciation and depreciation of $25,680,753 and $112,424,976, respectively, or net unrealized depreciation of $86,744,223.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of December 31, 2008, the fund had unfunded loan commitments of $58,968, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health Systems, Inc. Ser. DD	$20,180
Golden Nugget, Inc. Ser. DD	38,788

Totals	$58,968

At December 31, 2008, liquid assets totaling $194,277,170 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008 (as a percentage of Portfolio Value):

United States	87.9%
Japan	3.4
Luxembourg	1.4
United Kingdom	1.1
Colombia	1.0
Argentina	0.9
Canada	0.9
Cayman Islands	0.6
Venezuela	0.5
Other	2.3

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Other items The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. As of December 31, 2008, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. Any decision by the counterparty to elect early termination could impact the fund's future derivative activity. At December 31, 2008, the fund had net unrealized gains/(losses) on derivative contracts subject to the Master Agreements of $16,963,188 and $(53,114,541), respectively. The fund intends to seek a waiver of, or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$45,066,104	$(9,153,069)

Level 2	342,014,726	(43,555,284)

Level 3	2,754,702	--

Total	$389,835,532	$(52,708,353)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

Investment in securities

Balance as of September 30, 2008	$5,231,184
Accrued discounts/premiums	(2,646)
Realized Gain / Loss	(582,998)
Change in net unrealized appreciation (depreciation)	143,323
Net Purchases / Sales	(93,409)
Net Transfers in and/or out of Level 3	(1,940,752)

Balance as of December 31, 2008	$2,754,702

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 27, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 27, 2009